UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (91.9%)
	Consumer Discretionary (13.8%)
527,835	Comcast Corp., Class A	$8,909,855
586,457	KB Home(h)	7,987,544
756,588	Starbucks Corp.(a)	7,157,322
128,518	Target Corp.	4,437,727
88,403	Tiffany & Co.(h)	2,088,963

		30,581,411

	Consumer Staples (20.6%)
149,468	Clorox Co. (The)	8,304,442
87,041	Costco Wholesale Corp.	4,569,652
396,452	Kraft Foods, Inc., Class A	10,644,736
182,352	Procter & Gamble Co.	11,273,001
193,200	Wal-Mart Stores, Inc.	10,830,792

		45,622,623

	Energy (9.0%)
132,745	ConocoPhillips	6,876,191
163,982	Exxon Mobil Corp.	13,090,683

		19,966,874

	Financials (16.2%)
223,638	Bank of America Corp.	3,148,823
2,943	Berkshire Hathaway, Inc. Class B(a)	9,458,802
278,455	JPMorgan Chase & Co.	8,779,686
94,463	Loews Corp.	2,668,580
401,759	Wells Fargo & Co.	11,843,855

		35,899,746

	Health Care (16.4%)
66,795	Eli Lilly & Co.	2,689,835
192,596	Johnson & Johnson	11,523,019
223,779	Medtronic, Inc.	7,031,136
321,436	Merck & Co., Inc.	9,771,654
304,948	Pfizer, Inc.	5,400,629

		36,416,273

	Industrials (1.3%)
182,584	General Electric Co.	2,957,861

	Information Technology (14.6%)
236,086	Cisco Systems, Inc.(a)	3,848,202
331,441	eBay, Inc.(a)	4,626,916
14,623	Google, Inc., Class A(a)	4,498,766
389,265	Intel Corp.	5,706,625
366,718	Microsoft Corp.	7,128,998
185,355	QUALCOMM, Inc.	6,641,270

		32,450,777

	Total Common Stocks (Cost $227,440,191)	203,895,565

Contracts
PUT OPTIONS PURCHASED (0.6%)
	Financials (0.6%)
450	Bank of America Corp., Strike Price $25.00, Expiration Date 01/17/09	501,750
961	JPMorgan Chase & Co., Strike Price $40.00, Expiration Date 01/17/09	836,070
1,566	Wells Fargo & Co., Strike Price $26.00, Expiration Date 01/17/09	117,450

		1,455,270

	Total Put Options Purchased (Cost $1,308,963)	1,455,270

INVESTMENT COMPANY (7.3%)
16,185,709	Federated Treasury Obligations Fund, Institutional Shares	16,185,709

	Total Investment Company (Cost $16,185,709)	16,185,709

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.4%)
$5,705,070	Pool of Various Securities	5,306,568

	Total Securities Held as Collateral for Securities on Loan (Cost $5,705,070)	5,306,568

Total Investments — 102.2% (Cost $250,639,933)		226,843,112
Net Other Assets (Liabilities) — (2.2)%		(4,990,541)

NET ASSETS — 100.0%		$221,852,571

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Value Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.6%)
	Consumer Discretionary (19.8%)
681,750	Chico’s FAS, Inc.(a)	$2,849,715
410,650	EarthLink, Inc.(a)	2,775,994
308,350	eBay, Inc.(a)	4,304,566
82,050	Gannett Co., Inc.(h)	656,400
88,350	International Speedway Corp., Class A	2,538,296
1,002,900	Interpublic Group of Cos., Inc.(a)	3,971,484
169,200	Kohl’s Corp.(a)	6,125,040
206,300	Liz Claiborne, Inc.	536,380
106,550	R.H. Donnelley Corp.(a)(h)	39,423
282,030	Select Comfort Corp.(a)(h)	70,507
87,750	Universal Technical Institute, Inc.(a)(h)	1,506,668
233,100	Viacom, Inc., Class B(a)	4,442,886

		29,817,359

	Financial Services (36.0%)
81,800	Alliance Data Systems Corp.(a)(h)	3,806,154
180,000	Annaly Capital Management, Inc., REIT	2,856,600
135,600	Assured Guaranty, Ltd.	1,545,840
220,002	Endurance Specialty Holdings, Ltd.(h)	6,716,661
194,750	Fair Isaac Corp.	3,283,485
185,497	Fidelity National Financial, Inc., Class A	3,292,572
283,105	Fidelity National Information Services, Inc.	4,606,118
33,729	Jefferies Group Inc.(h)	474,230
196,900	Leucadia National Corp.(a)(h)	3,898,620
209,550	Marshall & Ilsley Corp.	2,858,262
49,243	Mercury General Corp.	2,264,686
94,300	Piper Jaffray Cos.(a)	3,749,368
71,390	StanCorp Financial Group, Inc.	2,981,960
403,050	Synovus Financial Corp.(h)	3,345,315
248,300	Waddell & Reed Financial, Inc., Class A	3,838,718
190,500	Willis Group Holdings, Ltd.	4,739,640

		54,258,229

	Health Care (15.8%)
159,954	Covidien, Ltd.	5,796,733
96,950	Genzyme Corp.(a)	6,434,571
278,342	IMS Health, Inc.	4,219,665
335,150	King Pharmaceuticals, Inc.(a)	3,559,293
55,350	Watson Pharmaceuticals, Inc.(a)	1,470,650
59,750	Zimmer Holdings, Inc.(a)	2,415,095

		23,896,007

	Materials & Processing (3.1%)
255,925	Valspar Corp.	4,629,683

	Other Energy (1.0%)
89,400	Forest Oil Corp.(a)	1,474,206

	Producer Durables (1.9%)
513,950	Axcelis Technologies, Inc.(a)	262,115
98,300	Lexmark International, Inc., Class A(a)	2,644,270

		2,906,385

	Technology (18.0%)
152,900	Affiliated Computer Services, Inc., Class A(a)	7,025,755
96,850	BMC Software, Inc.(a)	2,606,233
392,960	CA, Inc.	7,281,549
86,000	Computer Sciences Corp.(a)	3,022,040
137,600	Progress Software Corp.(a)	2,650,176
243,900	Synopsys, Inc.(a)	4,517,028

		27,102,781

	Total Common Stocks (Cost $200,507,349)	144,084,650

INVESTMENT COMPANY (4.2%)
6,390,840	Federated Treasury Obligations Fund, Institutional Shares	6,390,840

	Total Investment Company (Cost $6,390,840)	6,390,840

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.5%)
$6,084,637	Pool of Various Securities	5,326,703

	Total Securities Held as Collateral for Securities on Loan (Cost $6,084,637)	5,326,703

Total Investments — 103.3% (Cost $212,982,826)		155,802,193
Net Other Assets (Liabilities) — (3.3)%		(5,006,883)

NET ASSETS — 100.0%		$150,795,310

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (67.1%)
	Consumer Discretionary (12.6%)
33,000	Amazon.com, Inc.(a)	$1,692,240
28,000	Apollo Group, Inc., Class A(a)	2,145,360
108,000	Burger King Holdings, Inc.	2,579,040
74,730	DeVry, Inc.	4,290,249
27,300	McDonald’s Corp.	1,697,787
3,750	NVR, Inc.(a)	1,710,938
24,300	Polo Ralph Lauren Corp.	1,103,463

		15,219,077

	Consumer Staples (4.7%)
62,000	Chattem, Inc.(a)	4,434,860
21,300	Wal-Mart Stores, Inc.	1,194,078

		5,628,938

	Energy (3.7%)
16,300	Core Laboratories N.V.	975,718
70,000	National Oilwell Varco, Inc.(a)	1,710,800
60,000	Southwestern Energy Co.(a)	1,738,200

		4,424,718

	Financials (9.2%)
58,600	AllianceBernstein Holding LP	1,218,294
117,000	Assurant, Inc.	3,510,000
7,850	CME Group, Inc.	1,633,663
157,000	Hudson City Bancorp, Inc.	2,505,720
90,000	Nasdaq OMX Group, Inc. (The)(a)(h)	2,223,900

		11,091,577

	Health Care (14.1%)
65,000	Alexion Pharmaceuticals, Inc.(a)	2,352,350
37,500	Amedisys, Inc.(a)(h)	1,550,250
34,800	Celgene Corp.(a)	1,923,744
22,500	Cephalon, Inc.(a)(h)	1,733,400
57,875	Express Scripts, Inc.(a)	3,181,968
8,825	Intuitive Surgical, Inc.(a)	1,120,687
47,000	Myriad Genetics, Inc.(a)(h)	3,114,220
60,500	NuVasive, Inc.(a)(h)	2,096,325

		17,072,944

	Industrials (13.8%)
70,000	Bucyrus International, Inc.	1,296,400
128,500	Corrections Corp. of America(a)	2,102,260
89,900	Covanta Holding Corp.(a)	1,974,204
34,700	Energy Conversion Devices, Inc.(a)(h)	874,787
40,500	Fluor Corp.	1,817,235
38,000	FTI Consulting, Inc.(a)(h)	1,697,840
55,000	J.B. Hunt Transport Services, Inc.	1,444,850
45,500	Kansas City Southern(a)	866,775
132,000	Quanta Services, Inc.(a)	2,613,600
36,750	Stericycle, Inc.(a)	1,913,940

		16,601,891

	Information Technology (9.0%)
12,900	Baidu.com, Inc., ADR(a)	1,684,353
39,000	Comtech Telecommunications Corp.(a)	1,786,980
38,675	Equinix, Inc.(a)(h)	2,057,123
120,750	Microsemi Corp.(a)	1,526,280
230,000	Nuance Communications, Inc.(a)	2,382,800
60,000	Sina China Corp.(a)(h)	1,389,000

		10,826,536

	Total Common Stocks (Cost $100,012,732)	80,865,681

EXCHANGE TRADED FUNDS (27.9%)
607,435	iShares Russell MidCap Growth Index Fund	19,024,864
243,793	iShares Russell Midcap Index Fund	14,559,318

	Total Exchange Traded Funds (Cost $44,870,510)	33,584,182

INVESTMENT COMPANY (5.5%)
6,680,627	Federated Treasury Obligations Fund, Institutional Shares	6,680,627

	Total Investment Company (Cost $6,680,627)	6,680,627

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (10.2%)
$12,780,197	Pool of Various Securities	12,276,969

	Total Securities Held as Collateral for Securities on Loan (Cost $12,780,197)	12,276,969

Total Investments — 110.7% (Cost $164,344,066)		133,407,459
Net Other Assets (Liabilities) — (10.7)%		(12,928,106)

NET ASSETS — 100.0%		$120,479,353

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Small Cap Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (82.3%)
	Consumer Discretionary (6.2%)
24,500	Buffalo Wild Wings, Inc.(a)(h)	$628,425
19,400	CEC Entertainment, Inc.(a)	470,450
925	NVR, Inc.(a)	422,031
17,000	Polaris Industries, Inc.(h)	487,050

		2,007,956

	Consumer Staples (6.6%)
15,000	Chattem, Inc.(a)(h)	1,072,950
30,500	Sanderson Farms, Inc.	1,054,080

		2,127,030

	Energy (0.6%)
12,375	Forest Oil Corp.(a)	204,064

	Financials (9.7%)
14,400	AllianceBernstein Holding LP	299,376
30,800	Assurant, Inc.	924,000
58,952	Dime Community Bancshares	784,061
85,186	NewAlliance Bancshares, Inc.	1,121,900

		3,129,337

	Health Care (22.6%)
9,150	Amedisys, Inc.(a)	378,261
65,500	American Medical Systems Holdings, Inc.(a)	588,845
29,500	CardioNet, Inc.(a)	727,175
20,000	Emergent Biosolutions, Inc.(a)	522,200
18,000	Haemonetics Corp.(a)	1,017,000
67,500	Healthspring, Inc.(a)	1,347,975
12,000	Myriad Genetics, Inc.(a)	795,120
15,600	NuVasive, Inc.(a)(h)	540,540
29,000	SonoSite, Inc.(a)(h)	553,320
23,000	West Pharmaceutical Services, Inc.	868,710

		7,339,146

	Industrials (19.5%)
21,000	Arkansas Best Corp.	632,310
55,995	Celadon Group, Inc.(a)	477,637
31,700	Corrections Corp. of America(a)	518,612
19,395	Curtiss-Wright Corp.	647,599
8,650	Energy Conversion Devices, Inc.(a)(h)	218,067
11,600	Kaydon Corp.	398,460
71,800	LaBarge, Inc.(a)	1,030,330
17,000	Moog, Inc., Class A(a)	621,690
34,000	Quanta Services, Inc.(a)	673,200
22,530	RBC Bearings, Inc.(a)	456,909
17,275	Regal-Beloit Corp.	656,277

		6,331,091

	Information Technology (12.1%)
9,900	Comtech Telecommunications Corp.(a)	453,618
9,475	Equinix, Inc.(a)(h)	503,975
29,600	Microsemi Corp.(a)	374,144
56,400	Nuance Communications, Inc.(a)	584,304
40,500	Perot Systems Corp., Class A(a)	553,635
32,100	Silicon Laboratories, Inc.(a)	795,438
12,500	Sina China Corp.(a)(h)	289,375
20,500	VistaPrint, Ltd.(a)(h)	381,505

		3,935,994

	Materials (2.3%)
49,000	Calgon Carbon Corp.(a)(h)	752,640

	Utilities (2.7%)
8,723	Laclede Group, Inc. (The)(h)	408,585
15,056	UIL Holdings Corp.	452,132

		860,717

	Total Common Stocks (Cost $28,672,844)	26,687,975

EXCHANGE TRADED FUNDS (13.7%)
5,124	Energy Select Sector SPDR Fund	245,132
37,900	iShares Russell 2000 Index Fund	1,867,333
47,715	iShares Russell 2000 Value Index Fund	2,346,146

	Total Exchange Traded Funds (Cost $5,123,013)	4,458,611

INVESTMENT COMPANY (8.4%)
2,708,120	Federated Treasury Obligations Fund, Institutional Shares	2,708,120

	Total Investment Company (Cost $2,708,120)	2,708,120

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (9.1%)
$3,189,640	Pool of Various Securities	2,966,021

	Total Securities Held as Collateral for Securities on Loan (Cost $3,189,640)	2,966,021

Total Investments — 113.5% (Cost $39,693,617)		36,820,727
Net Other Assets (Liabilities) — (13.5)%		(4,392,963)

NET ASSETS — 100.0%		$32,427,764

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T International Equity Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (86.0%)
	Australia (1.7%)
16,120	BHP Billiton PLC	$312,657
27,206	BHP Billiton, Ltd.	577,968
171,727	Macquarie Airports	289,069
5,971	Newcrest Mining, Ltd.	142,127
6,988	Rio Tinto, Ltd.	187,263

		1,509,084

	Austria (0.6%)
5,603	Flughafen Wien AG	252,522
6,513	OMV AG	173,060
6,166	Telekom Austria AG	89,716

		515,298

	Canada (2.2%)
23,857	Barrick Gold Corp.	864,031
20,386	Eldorado Gold Corp.(a)	159,356
24,055	Kinross Gold Corp.	438,427
4,516	Potash Corp. of Saskatchewan	327,552
1,866	Research In Motion, Ltd.(a)	75,722
8,485	Talisman Energy, Inc.	83,716

		1,948,804

	China (0.1%)
138,854	Beijing Capital International Airport Co., Ltd., Class H	70,359

	Cyprus (0.0%)
4,054	Bank of Cyprus Public Co., Ltd.	15,224

	Czech Republic (2.6%)
14,232	Komercni Banka AS	2,318,571

	Denmark (0.7%)
11,263	Novo Nordisk AS, Class B	580,989

	Finland (1.1%)
42,016	Nokia OYJ	659,330
6,245	Orion OYJ, Class B	106,213
21,310	Stora Enso OYJ, R Shares	168,808

		934,351

	France (20.6%)
988	Accor SA	48,668
7,321	Aeroports de Paris	498,394
1,515	Air Liquide SA	138,779
7,712	Alstom SA	459,594
14,551	ArcelorMittal	352,707
6,089	Bouygues	258,316
13,628	Carrefour SA	526,782
2,062	Casino Guichard Perrachon SA	157,154
9,770	Cie de Saint-Gobain	461,634
4,314	Electricite de France (EDF)	250,910
71,998	France Telecom SA	2,006,777
34,888	GDF Suez	1,731,737
23,460	Groupe Danone	1,417,448
6,957	Lafarge SA	425,500
3,678	L’Oreal SA	320,982
7,653	LVMH Moet Hennessy Louis Vuitton SA	512,893
1,078	Remy Cointreau SA	44,746
37,010	Sanofi-Aventis SA	2,367,275
6,488	Schneider Electric SA	483,056
4,953	Suez Environnement SA(a)	83,649
64,366	Total SA	3,538,787
16,649	Vinci SA	702,581
43,011	Vivendi	1,401,901

		18,190,270

	Germany (13.6%)
806	Adidas AG	30,668
14,821	BASF SE	571,904
10,770	Bayer AG	625,134
2,808	Bayerische Motoren Werke AG	87,657
797	Continental AG(a)	80,320
25,835	Daimler AG	973,300
9,921	Deutsche Post AG	166,321
114,100	Deutsche Telekom AG	1,721,902
53,520	E.ON AG	2,070,543
25,624	Fraport AG Frankfurt Airport Services Worldwide	1,150,086
14,415	Fresenius Medical Care AG & Co. KGaA	668,849
5,919	Fresenius SE	296,324
1,220	Merck KGaA	109,158
2,820	Metro AG	112,775
9,809	Rhoen Klinikum AG	243,701
14,253	RWE AG	1,258,555
11,401	SAP AG	410,512
18,752	Siemens AG	1,414,661

		11,992,370

	Greece (0.1%)
6,454	Hellenic Telecommunications Organization SA	107,226

	Hong Kong (0.3%)
77,564	China Merchants Holdings International Co., Ltd.	151,477
199,056	GOME Electrical Appliances Holdings, Ltd.(f)	28,766
388,346	Shun Tak Holdings, Ltd.	107,705

		287,948

	Hungary (1.8%)
107,027	OTP Bank Nyrt(a)	1,625,071

	Ireland (0.9%)
32,497	CRH PLC	835,528

	Italy (3.8%)
16,792	Buzzi Unicem SpA	282,359
18,110	Credito Emiliano SpA	95,585
72,514	Enel SpA	467,106
82,321	ENI SpA	1,980,943
3,471	Italcementi SpA	45,103
295,435	Telecom Italia SpA	486,041

		3,357,137

	Japan (5.4%)
1,800	Aisin Seiki Co., Ltd.	25,781
5,386	Canon, Inc.	170,653
40	Central Japan Railway Co.	346,906
1,400	Daikin Industries, Ltd.	36,818
4,231	Denso Corp.	71,692
70	East Japan Railway Co.	532,046
1,700	Eisai Co., Ltd.	70,940
1,325	Fanuc, Ltd.	94,965
26	Fuji Media Holdings, Inc.	37,194
13,206	Honda Motor Co., Ltd.	281,270
3,000	Itochu Corp.	15,135
41	Japan Tobacco, Inc.	135,806

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Japan — (continued)
42	KDDI Corp.	$299,893
4,900	Komatsu, Ltd.	62,507
4,202	Kubota Corp.	30,424
700	Kyocera Corp	50,678
2,500	Mitsubishi Corp.	35,410
14,000	Mitsubishi Electric Corp.	87,735
3,000	Mitsui & Co., Ltd.	30,841
600	Nidec Corp.	23,466
966	Nintendo Co., Ltd.	369,159
12	Nippon Telegraph & Telephone Corp.	61,953
228	NTT DoCoMo, Inc.	448,776
779	Olympus Corp.	15,594
10,408	Panasonic Corp.	127,938
3,000	Ricoh Co., Ltd.	38,450
8,000	Seven & I Holdings Co., Ltd.	274,973
1,500	Shin-Etsu Chemical Co., Ltd.	69,227
2,066	Sony Corp.	45,187
3,500	Suzuki Motor Corp.	48,918
1,800	Takeda Pharmaceutical Co., Ltd.	93,820
21,254	Toyota Motor Corp.	702,622
877	Yamada Denki Co., Ltd.	61,304

		4,798,081

	Multi-National (0.0%)
1,664	Central European Media Enterprises, Ltd., Class A(a)	36,142

	Netherlands (5.2%)
9,293	Heineken NV	284,521
37,344	Koninklijke KPN NV	542,923
18,094	Koninklijke Philips Electronics NV	358,744
4,097	Reed Elsevier NV	48,711
63,241	Royal Dutch Shell PLC, Class A	1,672,066
1,931	TNT NV	37,510
69,193	Unilever NV-CVA	1,677,097

		4,621,572

	New Zealand (0.1%)
103,430	Auckland International Airport, Ltd.	98,138

	Poland (2.0%)
1,014	Bank BPH SA(a)	12,163
18,384	Bank Pekao SA	788,616
78,256	Powszechna Kasa Oszczednosci Bank Polski SA	945,008

		1,745,787

	Portugal (0.1%)
15,543	Energias de Portugal SA	58,472

	Russia (0.2%)
18,189	Federal Grid Co., Unified Energy System JSC, GDR(a)(e)	36,378
3,762	Inter Rao Ues OAO, GDR(a)(e)	7,524
1,251	Kuzbassenergo OJSC, GDR(a)(e)	1,251
6,039	Mosenergo OAO, GDR(a)(e)	9,388
17,316	OGK-1 OAO, GDR(a)(e)	9,091
4,500	OGK-2 OAO, GDR(a)(e)	3,834
7,398	OGK-3 OJSC, GDR(a)(e)	4,435
5,247	OGK-6 OAO, GDR(a)(e)	4,554
900,000	RAO Energy System of East OAO(a)	1,710
436	Silvinit, Pfd.(f)	54,500
10,784	Sistema-Hals, GDR(a)(d)	3,505
3,006	Territorial Gen Co., GDR(a)	2,441
6,876	TGK-1, GDR(a)(e)	3,782
288	TGK-14, GDR(a)(e)	864
1,161	TGK-2, GDR(a)(e)	1,161
2,853	TGK-4, GDR(a)(e)	3,281
3,024	TGK-9 OAO, GDR(a)(e)	1,814
3,096	Yenisei Territorial Generating Co., OJSC, GDR(a)(e)	1,238

		150,751

	Spain (4.0%)
20,515	EDP Renovaveis SA(a)	143,488
20,114	Iberdrola Renovables(a)	87,690
109,885	Iberdrola SA	1,024,314
4,671	Inditex SA	208,003
93,194	Telefonica SA	2,103,544

		3,567,039

	Sweden (0.6%)
7,137	Getinge AB, Class B	86,603
5,943	Hennes & Mauritz AB, Class B	236,383
17,471	Svenska Cellulosa AB, Class B	151,691
10,104	TeliaSonera AB	50,884

		525,561

	Switzerland (6.9%)
8,540	ABB, Ltd.(a)	130,236
1,549	BKW FMB Energie AG	149,589
4,578	Compagnie Financiere Richemont SA, Class A	87,229
890	Flughafen Zuerich AG	209,234
6,562	Holcim, Ltd.	379,809
52,965	Nestle SA	2,097,316
1,670	Nobel Biocare Holding AG	34,485
27,733	Novartis AG	1,388,909
9,222	Roche Holding AG	1,427,723
743	Swatch Group AG (The)	104,791
573	Synthes, Inc.	72,660

		6,081,981

	Ukraine (0.2%)
933,947	Raiffeisen Bank Aval(a)	27,990
2,656	Ukrnafta Oil Co.(a)	39,105
1,101,903	Ukrsotsbank JSCB(a)	31,581
33,222	UkrTelecom, GDR	55,602

		154,278

	United Kingdom (11.2%)
11,312	Anglo American PLC	263,990
176,953	BP PLC	1,365,978
18,371	British American Tobacco PLC	479,242
103,129	Cadbury PLC	911,298
58,835	Diageo PLC	826,682
71,605	GlaxoSmithKline PLC	1,331,693
23,662	Imperial Tobacco Group PLC	632,036
19,774	National Grid PLC	195,396
11,881	Rio Tinto ORD	264,074
19,872	Rolls-Royce Group PLC(a)	97,212
1,136,678	Rolls-Royce Group PLC, Redeemable C Shares(a)	1,634
10,171	Scottish & Southern Energy PLC	179,328
79,211	Smith & Nephew PLC	505,883
219,480	Tesco PLC	1,142,839

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	United Kingdom — (continued)
678,986	Vodafone Group PLC	$1,390,328
52,814	WM Morrison Supermarkets PLC	214,074
10,300	WPP PLC	60,228

		9,861,915

	United States (0.0%)
2,421	Dr Pepper Snapple Group, Inc.(a)	39,339

	Total Common Stocks (Cost $89,269,839)	76,027,286

EXCHANGE TRADED FUNDS (2.2%)
	Hong Kong (1.5%)
702,000	Tracker Fund of Hong Kong	1,322,443

	Korea (South) (0.7%)
22,130	iShares MSCI South Korea Index Fund	617,206

	Total Exchange Traded Funds (Cost $1,864,885)	1,939,649

RIGHTS/WARRANTS (0.2%)
	Romania (0.2%)
46,261	BRD-Group Societe Generale, Warrants, Expire 06/30/17(a)(d)	131,545

	Russia (0.0%)
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	11,290
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	1,225
9	Unified Energy System Warrants, Expire 12/31/09(a)(e)	—

		12,515

	Total Rights/Warrants (Cost $627,154)	144,060

INVESTMENT COMPANY (1.9%)
	United States (1.9%)
1,727,467	Federated Treasury Obligations Fund, Institutional Shares	1,727,467

	Total Investment Company (Cost $1,727,467)	1,727,467

Principal Amount
SHORT TERM INVESTMENT (0.0%)
$19,738	BNY Institutional Cash Reserve, Series B	1,776
8,491	BNY Institutional Cash Reserve, Series C	5,731

	Total Short Term Investment (Cost $28,229)	7,507

Total Investments — 90.3% (Cost $93,517,574)		79,845,969
Net Other Assets (Liabilities) — 9.7%		8,582,008

NET ASSETS — 100.0%		$88,427,977

Sector		Percentage of net assets
Consumer Discretionary		6.1%
Consumer Staples		12.8%
Energy		10.0%
Exchange Traded Fund		2.2%
Financials		6.8%
Health Care		11.3%
Industrials		9.8%
Information Technology		2.0%
Investment Company		1.9%
Materials		7.9%
Telecommunication Services		10.7%
Utilities		8.8%

		90.3%

Forward Foreign Currency Contracts	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollar	Fair Value	Unrealized Appreciation/ (Depreciation)
Short
Czech Koruna vs. U.S. Dollar	01/14/2009	7,187,194	$390,778	$371,867	$18,911
Czech Koruna vs. U.S. Dollar	01/21/2009	963,534	51,286	49,834	1,452
Czech Koruna vs. U.S. Dollar	04/20/2009	1,115,923	59,630	57,550	2,081
Czech Koruna vs. U.S. Dollar	05/21/2009	2,808,952	139,575	144,742	(5,167)
Czech Koruna vs. U.S. Dollar	07/14/2009	717,078	39,078	36,905	2,173
Czech Koruna vs. U.S. Dollar	10/14/2009	719,814	39,078	37,001	2,077
Czech Koruna vs. U.S. Dollar	10/27/2009	10,547,622	532,153	542,097	(9,944)
Hungary Forint vs. U.S. Dollar	05/12/2009	208,966,563	973,009	1,071,769	(98,760)
Polish Zloty vs. U.S. Dollar	05/07/2009	1,851,556	669,431	617,676	51,755
Polish Zloty vs. U.S. Dollar	05/11/2009	2,584,846	902,476	862,127	40,349

Total Short Contracts			$3,796,494	$3,791,568	$4,927

Long
Canadian Dollar vs. U.S. Dollar	01/12/2009	2,818,478	$2,241,156	$2,282,624	$41,467
Japanese Yen vs. U.S. Dollar	01/16/2009	207,864,869	2,312,820	2,293,819	(19,001)

Total Long Contracts			$4,553,976	$4,576,443	$22,466

See footnote legend to Schedule of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (94.2%)
	Consumer Discretionary (10.0%)
857,000	Comcast Corp., Class A	$14,466,160
844,000	News Corp., Class A	7,671,960
250,000	Yum! Brands, Inc.(g)	7,875,000

		30,013,120

	Consumer Staples (4.3%)
60,000	Energizer Holdings, Inc.(a)(g)	3,248,400
695,627	Smithfield Foods, Inc.(a)(g)(h)	9,787,472

		13,035,872

	Energy (18.2%)
180,000	Apache Corp.	13,415,400
280,000	Chesapeake Energy Corp.	4,527,600
367,000	Consol Energy, Inc.	10,488,860
100,000	FMC Technologies, Inc.(a)	2,383,000
300,000	Halliburton Co.	5,454,000
570,000	Petroleo Brasileiro SA, ADR	11,633,700
640,000	Weatherford International, Ltd.(a)	6,924,800

		54,827,360

	Financials (2.6%)
26,300	Markel Corp.(a)(h)	7,863,700

	Health Care (20.1%)
761,000	Allscripts-Misys Healthcare Solutions, Inc.	7,549,120
264,000	McKesson Corp.	10,224,720
391,000	Medcath Corp.(a)	4,082,040
331,000	Teva Pharmaceutical Industries, Ltd., ADR(h)	14,090,670
567,000	UnitedHealth Group, Inc.	15,082,200
275,000	Varian Medical Systems, Inc.(a)	9,636,000

		60,664,750

	Industrials (8.9%)
103,000	L-3 Communications Holdings, Inc.	7,599,340
744,800	Spirit Aerosystems Holdings, Inc., Class A(a)	7,574,616
291,000	SPX Corp.	11,800,050

		26,974,006

	Information Technology (25.6%)
279,060	ACI Worldwide, Inc.(a)	4,437,054
834,000	Akamai Technologies, Inc.(a)	12,585,060
728,000	Cisco Systems, Inc.(a)	11,866,400
908,000	Dell, Inc.(a)	9,297,920
351,000	Digital River, Inc.(a)	8,704,800
567,000	eBay, Inc.(a)	7,915,320
374,000	Harris Corp.	14,230,700
591,000	Symantec Corp.(a)	7,990,320

		77,027,574

	Materials (4.5%)
798,000	Nalco Holding Co.	9,208,920
288,295	Sealed Air Corp.	4,307,127

		13,516,047

	Total Common Stocks (Cost $372,608,985)	283,922,429

INVESTMENT COMPANY (7.1%)
21,426,083	Federated Treasury Obligations Fund, Institutional Shares	21,426,083

	Total Investment Company (Cost $21,426,083)	21,426,083

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.7%)
$5,822,570	Pool of Various Securities	5,036,010

	Total Securities Held as Collateral for Securities on Loan (Cost $5,822,570)	5,036,010

Total Investments — 103.0% (Cost $399,857,638)		310,384,522
Net Other Assets (Liabilities) — (3.0)%		(9,004,717)

NET ASSETS — 100.0%		$301,379,805

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Equity Income Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (103.7%)
	Consumer Discretionary (4.2%)
820,000	Pearson PLC, ADR(h)	$7,822,800
125,000	Regal Entertainment Group, Class A(h)	1,276,250

		9,099,050

	Consumer Staples (18.5%)
165,000	Diageo PLC, ADR	9,362,100
182,000	Kimberly-Clark Corp.	9,598,680
189,000	PepsiCo, Inc.	10,351,530
243,000	Philip Morris International, Inc.	10,572,930

		39,885,240

	Energy (29.0%)
184,000	BP PLC, ADR	8,600,160
139,000	Chevron Corp.	10,281,830
178,000	ConocoPhillips	9,220,400
282,000	Kinder Morgan Management LLC(a)	11,274,346
536,000	Natural Resource Partners, LP	9,353,200
291,000	Teekay Corp.	5,718,150
546,000	Teekay LNG Partners LP	8,162,700

		62,610,786

	Financials (13.4%)
287,000	Allstate Corp. (The)	9,402,120
328,000	Federated Investors, Inc., Class B	5,562,880
161,337	First Industrial Realty Trust, Inc., REIT	1,218,095
270,000	Realty Income Corp., REIT(g)(h)	6,250,500
260,000	U.S. Bancorp	6,502,600

		28,936,195

	Health Care (7.7%)
112,500	Abbott Laboratories	6,004,125
602,000	Pfizer, Inc.	10,661,420

		16,665,545

	Industrials (17.0%)
182,000	Boeing Co. (The)	7,765,940
202,000	Eaton Corp.	10,041,420
497,000	General Electric Co.	8,051,400
325,000	Waste Management, Inc.(h)	10,770,500

		36,629,260

	Information Technology (11.5%)
655,000	Intel Corp.	9,602,300
579,500	Nokia Corp., ADR	9,040,200
763,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,027,700

		24,670,200

	Utilities (2.4%)
145,000	Dominion Resources, Inc.	5,196,800

	Total Common Stocks (Cost $270,357,709)	223,693,076

INVESTMENT COMPANY (16.5%)
35,593,614	Federated Treasury Obligations Fund, Institutional Shares	35,593,614

	Total Investment Company (Cost $35,593,614)	35,593,614

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.0%)
$2,791,852	Pool of Various Securities	2,237,565

	Total Securities Held as Collateral for Securities on Loan (Cost $2,791,852)	2,237,565

Total Investments — 121.2% (Cost $308,743,175)		261,524,255
Net Other Assets (Liabilities) — (21.2)%		(45,824,083)

NET ASSETS — 100.0%		$215,700,172

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (7.9%)
	Freddie Mac(j) (4.0%)
$369,714	5.000%, 6/15/24, Series 2915, Class KA	$372,322
565,863	5.000%, 9/15/26, Series 3018, Class UM	570,746
1,164,531	4.500%, 5/15/27, Series 2682, Class XJ	1,179,276

		2,122,344

	Ginnie Mae (3.9%)
2,072,816	4.500%, 4/16/28, Series 2003-97, Class NC	2,096,791

	Total Collateralized Mortgage Obligations (Cost $4,207,487)	4,219,135

MORTGAGE-BACKED SECURITIES (7.1%)
	Fannie Mae(j) (4.2%)
770,902	4.500%, 1/1/10, Pool #254626	771,950
264,111	6.500%, 8/1/13, Pool #251901	274,586
254,169	6.000%, 3/1/16, Pool #253702	264,969
248,229	6.000%, 4/1/16, Pool #535846	258,777
461,942	6.500%, 4/1/16, Pool #253706	480,626
189,182	6.000%, 8/1/16, Pool #545125	197,102

		2,248,010

	Freddie Mac(j) (2.9%)
1,012,777	4.500%, 1/1/10, Pool #M80792	1,019,134
117,779	6.500%, 5/1/13, Pool #E00548	121,917
416,059	6.000%, 9/1/16, Pool #E01049	430,451

		1,571,502

	Total Mortgage-Backed Securities (Cost $3,745,049)	3,819,512

U.S. GOVERNMENT AGENCIES (29.3%)
	Fannie Mae(j) (12.3%)
2,500,000	3.875%, 2/15/10	2,582,423
2,000,000	6.250%, 2/1/11	2,119,286
1,750,000	4.375%, 3/15/13	1,879,540

		6,581,249

	Federal Farm Credit Bank (9.4%)
1,000,000	4.125%, 4/15/09	1,010,898
1,000,000	5.375%, 7/18/11	1,096,641
2,750,000	4.250%, 7/8/13	2,958,568

		5,066,107

	Federal Home Loan Bank (4.8%)
1,500,000	4.750%, 4/24/09(h)	1,520,687
1,000,000	4.625%, 2/18/11, Series 616	1,070,081

		2,590,768

	Freddie Mac(j) (2.8%)
1,500,000	3.375%, 4/15/09	1,512,262

	Total U.S. Government Agencies (Cost $15,146,129)	15,750,386

U.S. TREASURY NOTES (22.5%)
500,000	4.250%, 10/15/10(h)	533,926
1,150,000	4.125%, 8/31/12	1,271,829
10,000,000	2.000%, 11/30/13(h)	10,259,380

	Total U.S. Treasury Notes (Cost $11,946,064)	12,065,135

Shares
INVESTMENT COMPANY (32.9%)
17,674,430	Federated Treasury Obligations Fund, Institutional Shares	17,674,430

	Total Investment Company (Cost $17,674,430)	17,674,430

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (7.1%)
$3,934,290	Pool of Various Securities	3,828,315

	Total Securities Held as Collateral for Securities on Loan (Cost $3,934,290)	3,828,315

Total Investments — 106.8% (Cost $56,653,449)		57,356,913
Net Other Assets (Liabilities) — (6.8)%		(3,636,780)

NET ASSETS — 100.0%		$53,720,133

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (12.0%)
	Freddie Mac(j) (12.0%)
$14,482,677	5.125%, 10/15/15, Series R003, Class AG	$14,692,825

	Total Collateralized Mortgage Obligations (Cost $14,299,498)	14,692,825

CORPORATE BONDS (9.8%)
	Financials (7.1%)
5,000,000	American Express Bank FSB, 3.150%, 12/9/11	5,039,805
2,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,834,928
2,000,000	MBNA Corp., 5.000%, 6/15/15	1,885,216

		8,759,949

	Industrials (1.7%)
1,000,000	General Dynamics Corp., 5.250%, 2/1/14	1,024,821
1,000,000	General Dynamics Corp., 5.375%, 8/15/15	1,041,634

		2,066,455

	Information Technology (1.0%)
1,000,000	International Business Machines Corp., 7.625%, 10/15/18	1,199,195

	Total Corporate Bonds (Cost $11,873,260)	12,025,599

MORTGAGE-BACKED SECURITIES (37.6%)
	Fannie Mae(j) (28.7%)
4,401,808	5.000%, 1/1/18, Pool #650205	4,544,081
3,797,629	4.500%, 3/1/18, Pool #555292	3,906,132
1,533,088	5.500%, 1/1/33, Pool #678321	1,576,990
2,947,758	5.000%, 7/1/33, Pool #724965	3,018,889
755,838	5.000%, 8/1/33, Pool #724365	780,906
932,244	5.000%, 8/1/33, Pool #738751	955,147
776,272	5.000%, 10/1/33, Pool #753298	794,958
2,314,525	6.500%, 11/1/34, Pool #783476	2,400,959
8,812,383	5.500%, 9/1/35, Pool #835787	9,044,084
7,969,573	5.500%, 8/1/37, Pool #946238	8,118,097

		35,140,243

	Freddie Mac(j) (8.9%)
5,104,569	4.500%, 2/1/18, Pool #E94445	5,252,009
5,489,493	5.500%, 2/1/29, Pool #A18613	5,648,407

		10,900,416

	Total Mortgage-Backed Securities (Cost $44,674,606)	46,040,659

MUNICIPAL BONDS (4.1%)
	Texas (2.1%)
2,365,000	Dallas City, TX, Public Improvements G.O., Callable 2/15/17 @ 100, 5.000%, 2/15/20	2,523,810

	Wisconsin (2.0%)
2,475,000	Wisconsin State, Public Improvements G.O., Series B, Callable 5/1/15 @ 100 (FSA), 5.000%, 5/1/25	2,498,512

	Total Municipal Bonds (Cost $5,011,580)	5,022,322

U.S. GOVERNMENT AGENCIES (30.5%)
	Fannie Mae(j) (15.6%)
3,000,000	4.050%, 2/22/13	3,161,181
6,970,000	5.125%, 1/2/14(h)	7,365,617
8,000,000	4.125%, 4/15/14	8,639,616

		19,166,414

	Freddie Mac(j) (6.5%)
3,000,000	5.875%, 3/21/11	3,167,601
2,500,000	4.000%, 2/5/13	2,505,373
2,000,000	4.875%, 6/13/18(h)	2,298,580

		7,971,554

	Private Export Funding Corp. (8.4%)
4,350,000	4.974%, 8/15/13	4,765,634
5,000,000	4.550%, 5/15/15	5,473,150

		10,238,784

	Total U.S. Government Agencies (Cost $35,415,989)	37,376,752

U.S. TREASURY NOTES (3.3%)
3,000,000	6.250%, 8/15/23	4,091,718

	Total U.S. Treasury Notes (Cost $3,550,499)	4,091,718

Shares
INVESTMENT COMPANY (2.4%)
3,004,407	Federated Treasury Obligations Fund, Institutional Shares	3,004,407

	Total Investment Company (Cost $3,004,407)	3,004,407

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (6.3%)
$7,806,013	Pool of Various Securities	7,685,487

	Total Securities Held as Collateral for Securities on Loan (Cost $7,806,012)	7,685,487

Total Investments — 106.0% (Cost $125,635,851)		129,939,769
Net Other Assets (Liabilities) — (6.0)%		(7,359,754)

NET ASSETS — 100.0%		$122,580,015

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (3.5%)
$2,006,000	American Express Credit Account Master Trust, Series 2004-5, Class A, 1.285%, 4/16/12*(b)	$1,934,682
5,095,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP, 5.416%, 5/25/33(f)	4,016,425
1,250,000	Citibank Credit Card Issuance Trust, Series 2007-A1, Class A1, 1.515%, 3/22/12*(b)	1,167,801
3,427,184	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35(f)	3,046,998
2,154,000	MBNA Credit Card Master Note Trust, Series 2002-A5, Class A5, 1.375%, 10/17/11*(b)	2,114,252
2,829,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8, 4.969%, 12/15/11*(b)	2,752,649

	Total Asset Backed Securities (Cost $16,824,507)	15,032,807

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	1,829,557
6,300,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.902%, 2/15/51*	4,090,773

	Total Commercial Mortgage-Backed Securities (Cost $9,036,020)	5,920,330

CORPORATE BONDS (24.0%)
	Consumer Discretionary (1.3%)
2,110,000	Historic TW, Inc., 9.125%, 1/15/13	2,091,023
2,864,000	Time Warner, Inc., 5.875%, 11/15/16	2,567,539
600,000	Walt Disney Co. (The), 4.500%, 12/15/13	603,958

		5,262,520

	Consumer Staples (1.4%)
1,835,000	Coca-Cola Co. (The), 5.350%, 11/15/17	1,979,798
4,460,000	CVS Caremark Corp., 4.875%, 9/15/14	4,113,458

		6,093,256

	Energy (0.5%)
2,276,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	2,156,510

	Financials (11.9%)
2,680,000	American International Group, Inc., MTN, Series G, 5.850%, 1/16/18	1,796,364
2,600,000	Bank of America Corp., 5.125%, 11/15/14	2,513,841
2,042,000	Bank of America Corp., 5.750%, 12/1/17	2,038,817
4,450,000	Bank of America Corp., MTN, 3.125%, 6/15/12	4,624,360
4,160,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/1/18	4,558,761
1,700,000	Citigroup, Inc., 4.125%, 2/22/10	1,675,222
455,000	Citigroup, Inc., 6.125%, 5/15/18	460,060
975,000	Countrywide Home Loans, Inc., MTN, 4.125%, 9/15/09	963,574
1,500,000	Countrywide Home Loans, Inc., MTN, Series K, 5.625%, 7/15/09	1,493,403
2,355,000	ERP Operating LP, 5.125%, 3/15/16	1,666,186
3,459,000	GATX Financial Corp., 5.125%, 4/15/10	3,240,094
4,710,000	General Electric Capital Corp., 5.625%, 5/1/18(b)	4,744,143
334,000	Goldman Sachs Group, Inc. (The), 5.300%, 2/14/12	315,245
2,380,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33	2,169,746
2,759,000	Morgan Stanley, 4.250%, 5/15/10	2,704,877
6,388,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18	5,604,128
4,485,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14(b)	3,751,353
1,455,000	Wachovia Corp., 4.375%, 6/1/10	1,385,832
4,455,000	Wells Fargo & Co., 5.625%, 12/11/17	4,647,799

		50,353,805

	Health Care (1.0%)
2,167,000	Cardinal Health, Inc., 4.000%, 6/15/15	1,816,739
2,940,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15	2,474,381

		4,291,120

	Industrials (2.5%)
3,593,000	Allied Waste North America, Inc., 6.875%, 6/1/17	3,341,490
4,393,000	Corrections Corp. of America, 6.250%, 3/15/13	4,085,490
3,350,000	Goodrich (BF) Corp., 6.290%, 7/1/16	3,329,397

		10,756,377

	Information Technology (3.6%)
2,237,000	Cisco Systems, Inc., 5.500%, 2/22/16(b)	2,369,377
2,340,000	Hewlett-Packard Co., 6.500%, 7/1/12	2,518,374
540,000	Hewlett-Packard Co., 5.400%, 3/1/17	541,017
2,185,000	International Business Machines Corp., 5.700%, 9/14/17	2,336,016
1,555,000	International Business Machines Corp., 8.000%, 10/15/38	2,070,081
3,206,000	Oracle Corp., 5.250%, 1/15/16	3,264,064
1,311,000	Oracle Corp., 5.750%, 4/15/18	1,371,264
1,150,000	Xerox Corp., 6.350%, 5/15/18	899,408

		15,369,601

	Telecommunication Services (1.0%)
3,930,000	AT&T, Inc., 6.400%, 5/15/38	4,209,741

	Utilities (0.8%)
1,470,000	Duke Energy Corp., 6.250%, 6/15/18	1,419,213
1,909,000	Ohio Power Co., Series K, 6.000%, 6/1/16	1,826,499

		3,245,712

	Total Corporate Bonds (Cost $104,883,224)	101,738,642

MORTGAGE-BACKED SECURITIES (46.8%)
	Fannie Mae(j) (20.4%)
71,451	6.000%, 10/1/13, Pool #252061	74,487
151,604	5.500%, 4/1/18, Pool #685496	156,862
225,455	5.000%, 8/1/20, Pool #832058	232,038
408,662	5.000%, 8/1/20, Pool #838787	420,594
960,392	5.500%, 11/1/20, Pool #843972	991,596
949,850	5.500%, 12/1/20, Pool #831138	980,712
507,345	5.500%, 6/1/21, Pool #831526	523,433
121,982	5.000%, 5/1/22, Pool #256716	125,403
1,450,360	6.000%, 7/1/22, Pool #944967	1,506,693
1,282,134	5.000%, 9/1/25, Pool #255892	1,313,502
3,404,859	5.500%, 2/1/27, Pool #256600	3,498,367

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(j) — (continued)
$621,977	6.500%, 1/1/35, Pool #809198	$647,828
4,624,511	5.500%, 3/1/35, Pool #787561	4,746,101
4,010,605	5.500%, 4/1/35, Pool #822982	4,118,561
338,297	6.000%, 4/1/35, Pool #735503	349,359
723,279	7.000%, 6/1/35, Pool #830686	761,585
480,726	7.000%, 6/1/35, Pool #255820	506,186
2,128,031	5.500%, 10/1/35, Pool #817568	2,183,982
1,024,229	5.500%, 2/1/36, Pool #831295	1,051,158
1,650,554	5.500%, 2/1/36, Pool #256101	1,693,951
1,425,666	6.500%, 3/1/36, Pool #866062	1,482,470
1,606,358	6.000%, 6/1/36, Pool #886959	1,655,621
1,240,606	6.500%, 7/1/36, Pool #885493	1,290,036
553,050	5.500%, 12/1/36, Pool #922224	567,591
8,330,192	5.500%, 1/1/37, Pool #256552	8,549,214
9,058,032	5.500%, 3/1/37, Pool #888221	9,296,191
2,371,317	6.000%, 4/1/37, Pool #914725	2,443,906
3,413,910	6.000%, 4/1/37, Pool #256674	3,518,415
3,760,814	6.000%, 7/1/37, Pool #256800	3,875,937
1,301,360	6.000%, 9/1/37, Pool #955005	1,341,197
3,657,462	5.000%, 3/1/38, Pool #929182	3,738,196
4,457,934	5.500%, 3/1/38, Pool #969064	4,574,449
6,807,603	5.000%, 5/1/38, Pool #981481	6,957,873
2,283,029	5.500%, 7/1/38, Pool #934323	2,342,699
9,000,000	4.500%, 1/15/39(c)	9,120,942

		86,637,135

	Freddie Mac(j) (24.8%)
991,246	6.000%, 10/1/19, Pool #G11679	1,027,832
1,353,789	5.000%, 5/1/20, Pool #B19275	1,393,315
336,505	5.500%, 3/1/21, Pool #J01432	347,333
2,405,727	5.500%, 10/1/21, Pool #G12425	2,481,260
1,154,260	5.000%, 12/1/21, Pool #J04025	1,187,059
2,049,701	5.000%, 7/1/25, Pool #C90908	2,105,588
1,861,514	4.500%, 6/1/35, Pool #G01842	1,889,701
4,125,410	5.500%, 6/1/35, Pool #A35148	4,228,077
2,681,143	5.500%, 7/1/35, Pool #A36540	2,747,867
961,639	6.000%, 7/1/35, Pool #A36304	991,881
1,018,608	5.500%, 8/1/35, Pool #A36652	1,043,957
1,523,319	5.000%, 9/1/35, Pool #A37961	1,558,849
793,601	5.500%, 9/1/35, Pool #G08080	813,351
3,775,725	5.100%, 12/1/35, Pool #847603*	3,883,560
1,180,882	5.500%, 12/1/35, Pool #A40359	1,210,269
1,607,737	5.000%, 3/1/36, Pool #G08115	1,645,235
3,067,891	5.500%, 4/1/36, Pool #A44445	3,143,760
1,505,835	6.500%, 5/1/36, Pool #A48509	1,565,833
561,602	5.000%, 7/1/36, Pool #G02291	574,613
4,240,410	6.000%, 9/1/36, Pool #A52325	4,373,104
5,161,938	5.500%, 12/1/36, Pool #A80368	5,289,593
4,706,074	5.874%, 12/1/36, Pool #1J1390*	4,833,652
3,357,871	6.000%, 4/1/37, Pool #A58853	3,462,759
13,146,035	5.000%, 7/1/37, Pool #G03050	13,449,857
1,461,194	6.000%, 8/1/37, Pool #A64067	1,506,836
5,129,953	5.500%, 9/1/37, Pool #G03202	5,256,529
5,551,350	5.738%, 9/1/37, Pool #1Q0319*	5,655,767
2,562,723	5.500%, 1/1/38, Pool #A71523	2,625,955
4,428,200	6.000%, 3/1/38, Pool #G04123	4,566,521
2,957,498	5.212%, 4/1/38, Pool #783255*	3,099,753
5,173,319	5.500%, 6/1/38, Pool #A77678	5,300,447
2,843,001	5.500%, 7/1/38, Pool #A79017	2,912,865
2,544,132	6.000%, 9/1/38, Pool #A81453	2,623,347
4,627,999	6.000%, 11/1/38, Pool #G04924	4,772,098
1,762,000	6.000%, 1/15/39(c)	1,814,860

		105,383,283

	Ginnie Mae (1.6%)
6,796,744	5.000%, 1/15/39(c)	6,966,662

	Total Mortgage-Backed Securities (Cost $193,057,538)	198,987,080

MUNICIPAL BONDS (12.6%)
	Iowa (1.2%)
7,050,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable (AMBAC, GTD STD LNS), 0.00%, 12/1/31*(f)(i)	5,146,500

	Maryland (1.7%)
1,300,000	Maryland State, Capital Improvements G.O., Series A, 5.250%, 2/15/13	1,450,670
3,830,000	Maryland State, Refunding G.O., 5.000%, 2/1/11	4,078,873
1,535,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series A, 5.250%, 3/1/16	1,767,599

		7,297,142

	Michigan (0.9%)
3,585,000	Michigan Municipal Bond Authority, Refunding School Loan Revenue Bonds (FSA-CR, FGIC), 5.222%, 6/1/14	3,578,834

	Minnesota (0.8%)
3,145,000	Minnesota State, Public Improvements G.O., 5.000%, 8/1/16	3,564,166

	New Jersey (1.0%)
7,100,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A (MBIA, GTD STD LNS), 2.240%, 6/1/36*(f)(i)	4,402,000

	New York (1.3%)
2,780,000	New York City Transitional Finance Authority, NY, Public Improvements Revenue Bonds, Series D, Taxable, OID, 4.800%, 2/1/13	2,760,596
2,845,000	New York, NY, Cash Flow Management G.O., Sub Series C-4, Taxable, 5.250%, 8/15/14	2,851,401

		5,611,997

	North Carolina (2.0%)
7,605,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/14	8,522,771

	Pennsylvania (2.2%)
4,020,000	Commonwealth of Pennsylvania, Public Improvements G.O., First Series, 5.000%, 5/15/15	4,513,053
4,275,000	Commonwealth of Pennsylvania, Public Improvements G.O., Second Series A, 5.000%, 8/1/13	4,726,226

		9,239,279

	Virginia (1.5%)
725,000	Commonwealth of Virginia, Public Improvements G.O., Series B, 5.000%, 6/1/16	822,875

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$2,575,000	Fairfax County, VA, Public Improvements G.O., Series A (State Aid Withholding), 5.000%, 4/1/17	$2,926,204
2,205,000	Virginia Public Building Authority Revenue, VA, Public Improvements, Series C, 5.000%, 8/1/15	2,484,594

		6,233,673

	Total Municipal Bonds (Cost $57,788,472)	53,596,362

U.S. GOVERNMENT AGENCIES (5.6%)
	Fannie Mae(j) (3.7%)
680,000	4.875%, 5/18/12(b)	740,500
13,920,000	3.875%, 7/12/13(b)(h)	14,771,862

		15,512,362

	Federal Home Loan Bank (1.1%)
4,185,000	5.250%, 9/13/13(b)	4,694,478

	Freddie Mac(j) (0.8%)
3,046,000	5.125%, 10/18/16	3,456,628

	Total U.S. Government Agencies (Cost $21,863,783)	23,663,468

U.S. TREASURY NOTES (0.8%)
678,000	5.500%, 8/15/28(b)	916,359
1,935,000	4.500%, 5/15/38(b)	2,640,973

	Total U.S. Treasury Notes (Cost $2,721,114)	3,557,332

FOREIGN GOVERNMENT BONDS (0.3%)
	Brazil (0.3%)
1,235,000	Brazilian Government International Bond, 6.000%, 1/17/17(h)	1,275,138

	Total Foreign Government Bonds (Cost $1,256,326)	1,275,138

Shares
INVESTMENT COMPANY (6.5%)
27,488,742	Federated Treasury Obligations Fund, Institutional Shares	27,488,742

	Total Investment Company (Cost $27,488,742)	27,488,742

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.3%)
$10,297,493	Pool of Various Securities	9,700,579

	Total Securities Held as Collateral for Securities on Loan (Cost $10,297,492)	9,700,579

Total Investments — 103.8% (Cost $445,217,218)		440,960,480
Net Other Assets (Liabilities) — (3.8)%		(16,236,339)

NET ASSETS — 100.0%		$424,724,141

Futures	Contracts	Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Two Year Note, March 2009	104	$203,375
U.S. Treasury Ten Year Note, March 2009	299	(58,705)
U.S. Treasury Twenty Year Bond, March 2009	31	326,059

Total Long Contracts		$470,729

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.4%)
	Kentucky (97.4%)
$320,000	Boone County, KY, School District Finance Corp. Revenue, Callable 8/1/15 @ 100 (XLCA), OID, 4.000%, 8/1/17	$308,061
225,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	225,302
300,000	Campbell & Kenton Counties, KY, Santation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (MBIA), 5.000%, 8/1/25	299,451
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (Assured Guaranty), 5.250%, 2/1/18	298,617
85,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvement Revenue (CIFG), 4.375%, 9/1/17	84,493
400,000	Jefferson County, KY, First Mortgage Christian Church Homes Revenue, Callable 2/17/09 @ 100, OID, 6.125%, 11/15/18	374,500
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	105,028
30,000	Kentucky Area Development Districts Financing, KY, City of Ewing Trust Lease Program Revenue , Series E, Callable 6/1/10 @ 102 (Wachovia Bank N.A.), 5.400%, 6/1/14	28,264
250,000	Kentucky Area Development Districts, KY, Trust Lease Acquisition Program Certificate of Participation, Series M, Callable 2/17/09 @ 100, 4.300%, 8/1/09	250,470
800,000	Kentucky Area Development Districts, KY, Trust Lease Acquisition Program Certificate of Participation, Series M, Callable 2/17/09 @ 100, 4.000%, 11/1/09	807,048
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (MBIA), 4.500%, 9/1/17	531,425
500,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (MBIA), 5.000%, 5/1/13	533,145
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	323,094
455,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (MBIA-RE FGIC), 5.000%, 10/1/15	487,355
535,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/01/17 @ 100, 5.000%, 10/1/21	551,323
510,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Revenue, Series A, Prerefunded 6/1/10 @ 101, OID, 5.750%, 12/1/15	547,357
445,000	Kentucky Housing Corp. Refunding Revenue, Series F, Callable 7/1/13 @ 100, 4.850%, 1/1/24	398,911
200,000	Kentucky State Property & Buildings Commission, Project No. 66 Revenue, Series A, Prerefunded 5/1/10 @ 100 (MBIA), OID, 5.500%, 5/1/15	211,310
170,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.250%, 8/1/10	178,699
540,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.500%, 8/1/11	581,056
400,000	Kentucky State Property & Buildings Commission, Project No. 71 Public Improvements Revenue, Escrowed To Maturity, 5.500%, 8/1/11	438,712
500,000	Kentucky State Property & Buildings Commission, Project No. 72 Revenue, Prerefunded 10/1/11 @ 100 (MBIA), 5.375%, 10/1/15	549,290
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	214,124
150,000	Kentucky State Property & Buildings Commission, Project No. 74 Revenue, Prerefunded 2/1/12 @ 100 (FSA), 5.375%, 2/1/14	165,583
380,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	410,981
500,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	524,910
475,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	494,090
205,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	226,628
250,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	274,105
145,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	164,159
300,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/19	313,701
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	265,567
70,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (MBIA), 4.250%, 7/1/15	72,003
405,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	382,676

Continued

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$150,000	Louisville & Jefferson County, KY, Metropolitan Government G.O., Series A, 4.000%, 11/1/13	$160,180
500,000	Louisville & Jefferson County, KY, Metropolitan Government Jewish Hospital St. Mary’s Healthcare Refunding Revenue, Callable 2/1/13 @ 100, 6.000%, 2/1/22	457,170
815,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Improvements Revenue, Series A, Callable 11/15/11 @ 101 (MBIA), OID, 5.000%, 5/15/36	711,951
430,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 2/17/09 @ 101 (MBIA-RE FGIC), 5.500%, 5/15/09	435,556
350,000	Louisville, KY, Parking Authority Revenue, 7.500%, 7/1/09	361,932
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	586,416
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	675,266
250,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	258,942
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	358,522

	Total Municipal Bonds (Cost $15,698,575)	15,627,373

Shares
INVESTMENT COMPANY (4.0%)
640,778	Federated Tax-Free Obligations Fund, Institutional Service Class	640,778

	Total Investment Company (Cost $640,778)	640,778

Total Investments — 101.4% (Cost $16,339,353)		16,268,151
Net Other Assets (Liabilities) — (1.4)%		(219,220)

NET ASSETS — 100.0%		$16,048,931

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (92.1%)
	District of Columbia (2.7%)
$285,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (MBIA), 5.000%, 7/1/12	$302,149
155,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (MBIA), 5.000%, 1/1/14	165,653

		467,802

	Maryland (89.4%)
400,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/13	442,640
475,000	Baltimore County, MD, Oak Crest Village, Inc. Facilities Refunding Revenue, Series A, Callable 1/1/17 @ 100, 5.000%, 1/1/22	368,196
215,000	Baltimore County, MD, Shelter Elder Care, Series A, Prerefunded 11/1/09 @ 102, OID, 7.375%, 11/1/21	229,005
55,000	Baltimore, MD, Water Project, Unrefunded Revenue, Series A (FGIC), OID, 5.000%, 7/1/24	54,824
105,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.000%, 9/1/14	112,142
125,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.125%, 9/1/16	133,591
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	567,465
30,000	Frederick County, MD, Public Facilities Refunding G.O., 5.000%, 8/1/14	33,729
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	516,420
400,000	Maryland Health & Higher Educational Facilities Authority, Carrol County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/16	377,856
65,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.125%, 7/1/12	71,973
515,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	544,463
35,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 2/17/09 @ 100, OID, 5.500%, 7/1/13	36,816
500,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Revenue, 5.000%, 5/15/46*	518,390
300,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, Callable 8/15/14 @ 100, OID, 5.375%, 8/15/24	243,306
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Refunding Revenue, Callable 7/1/17 @ 100, 4.750%, 7/1/34	177,090
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	345,297
100,000	Maryland Health & Higher Educational Facilities Authority, North Arundel Hospital Revenue, Prerefunded 7/1/10 @ 101, OID, 6.500%, 7/1/31	108,775
455,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	368,332
200,000	Maryland Health & Higher Educational Facilities Authority, Union Hospital of Cecil County Issue Revenue, Callable 7/1/12 @ 100, 5.750%, 7/1/20	190,468
500,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Revenue, Prerefunded 7/1/11 @ 100, 5.750%, 7/1/21	545,375
165,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/12	166,792
250,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Prerefunded 7/1/12 @ 100, 5.750%, 7/1/17	278,578
500,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, 5.000%, 7/1/15	496,990
150,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical, Prerefunded 7/1/11 @ 100, OID, 5.250%, 7/1/34	161,791
400,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	330,292
225,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	257,108
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	519,790
270,000	Maryland State Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	225,685
750,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	848,640
240,000	Maryland State Transportation Authority, MD Transportation Facility Projects Revenue, Callable 7/1/14 @ 100 (FSA), 5.000%, 7/1/15	267,259
395,000	Maryland State, State & Local Facilities Loan Cash Flow Management G.O., Second Series, 5.000%, 8/1/11	425,514

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.500%, 3/1/12	$552,515
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	568,420
300,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/15/16	341,043
245,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, Callable 3/15/17 @ 100, 5.000%, 3/15/22	257,360
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	523,315
250,000	Maryland Water Quality Financing Administration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	275,222
170,000	Montgomery County, MD, Construction & Public Improvement G.O., Prerefunded 2/1/11 @ 101, OID, 4.750%, 2/1/16	182,813
445,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 5/1/15	503,838
700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	793,611
370,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	420,283
250,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	281,560
175,000	Prince Georges County, MD, Construction & Public Improvements Refunding G.O. (FSA), 5.500%, 5/15/09	178,181
100,000	University System of Maryland, Auxiliary Facilities & Tuition Refunding Revenue, Series A, 5.000%, 4/1/15	112,469
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	301,232
100,000	Washington Suburban Sanitation District, MD, Water Supply Refunding G.O., Prerefunded 6/1/11 @ 100, OID, 4.700%, 6/1/18	107,301

		15,363,755

	Total Municipal Bonds (Cost $15,793,448)	15,831,557

Shares
INVESTMENT COMPANY (7.2%)
1,248,849	Federated Maryland Municipal Cash Trust	1,248,849

	Total Investment Company (Cost $1,248,849)	1,248,849

Total Investments — 99.3% (Cost $17,042,297)		17,080,406
Net Other Assets (Liabilities) — 0.7%		114,042

NET ASSETS — 100.0%		$17,194,448

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.3%)
	North Carolina (95.3%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,089,620
360,000	Albemarle, NC, Healthcare Facilities Refunding Revenue, OID, 4.500%, 10/1/11	346,993
265,000	Albemarle, NC, Hospital Authority Revenue, OID, 4.500%, 10/1/12	249,222
1,150,000	Bladen County, NC, School Improvements G.O., Prerefunded 5/1/10 @ 101.50 (FSA), 5.600%, 5/1/13	1,233,846
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	977,947
775,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	694,307
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,002,040
800,000	Caldwell County, NC, Public Improvements G.O., Series A, Callable 2/17/09 @ 102, OID, 4.700%, 6/1/12	816,976
1,000,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	997,640
1,010,000	Charlotte, NC, Refunding G.O., Series B, 5.000%, 6/1/15	1,143,643
1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,360,986
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,032,340
3,440,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Revenue, Series A, Prerefunded 1/15/15 @ 100, OID, 5.000%, 1/15/45	3,938,938
2,710,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/13	2,999,076
2,205,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/14	2,466,535
1,000,000	Durham, NC, Refunding G.O., 5.000%, 2/1/13	1,105,500
1,000,000	Durham, NC, Refunding G.O., 5.000%, 4/1/15	1,130,810
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,075,210
1,000,000	Gastonia, NC, Combined Utilities Systems Refunding Revenue (MBIA), 5.000%, 5/1/10	1,035,000
400,000	Goldsboro, NC, Sewer Improvements G.O., Callable 2/17/09 @ 102, 4.250%, 6/1/13	408,456
1,455,000	Greenville, NC, Greenville Enterprise Systems Refunding Revenue (FSA), 5.500%, 9/1/10	1,531,344
1,000,000	Guilford County, NC, Public Improvements G.O., Series B, 5.000%, 10/1/09	1,031,870
2,075,000	Guilford County, NC, Public Improvements G.O., Series B, Prerefunded 10/1/10 @ 102, OID, 5.250%, 10/1/15	2,256,500
185,000	Harnett County, NC, School Improvements Certificate of Participation, Series A, Callable 12/1/17 @ 100 (FSA), 5.000%, 12/1/21	186,036
885,000	High Point, NC, High Point Combined Enterprise Systems Revenue, Callable 11/1/18 @ 100 (FSA), 5.000%, 11/1/26	898,691
1,180,000	Iredell County Public Facilities Corp., NC, School Projects Revenue, Prerefunded 6/1/10 @ 101 (AMBAC), 6.000%, 6/1/14	1,270,907
870,000	Iredell County, NC, School Projects Certificate of Participation (FSA), 5.250%, 6/1/17	962,690
1,070,000	Johnston County Finance Corp., NC, School & Museum Projects Revenue, Prerefunded 8/1/09 @ 101 (FSA), 5.500%, 8/1/10	1,110,842
850,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/15 @ 100 (MBIA-RE FGIC), 5.250%, 2/1/16	960,542
125,000	Johnston County, NC, Refunding G.O. (MBIA-RE FGIC), 5.000%, 2/1/13	137,829
1,000,000	Johnston County, NC, School Improvements G.O., Prerefunded 3/1/10 @ 101 (FGIC), 5.500%, 3/1/12	1,060,920
1,265,000	Johnston Memorial Hospital Authority Revenue (FSA FHA), 5.000%, 10/1/16	1,264,899
750,000	Lincoln County, NC, Correctional Facilities Improvements, Certificate of Participation (FSA), 4.000%, 6/1/10	770,932
200,000	Lincolnton, NC, Lincolnton Enterprise Systems Refunding Revenue (XLCA), 4.000%, 5/1/12	194,874
600,000	Lumberton, NC, Sewer Improvements G.O., Callable 2/17/09 @ 100.5, 4.750%, 2/1/10	607,266
590,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/13	634,958
1,415,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,529,190
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 10/1/09 @ 101 (MBIA), 5.250%, 10/1/12	1,003,720
770,000	New Hanover County, NC, Refunding G.O., Callable 11/1/13 @ 100, 5.000%, 11/1/14	851,412
375,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, 4.250%, 10/1/15	309,225
175,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.000%, 10/1/12	157,983
235,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/13	205,865
295,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/14	250,570
1,155,000	North Carolina Capital Facilities Finance Agency, Duke University Project Refunding Revenue, Series A, Prerefunded 10/1/11 @ 100, OID, 5.125%, 10/1/26	1,261,791
670,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/16	582,270

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,230,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/17	$1,033,052
1,305,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/19	1,030,128
575,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, Callable 6/1/18 @ 100, OID, 5.375%, 6/1/21	446,516
570,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, OID, 4.250%, 6/1/14	499,178
1,555,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	1,540,119
2,065,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,864,365
230,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/18 @ 100 (Assured Guaranty), 5.250%, 1/1/19	243,874
850,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, OID, 5.000%, 1/1/17	947,631
2,315,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,811,174
180,000	North Carolina Medical Care Commission, Arbor Acres Unlimited Refunding Revenue, 4.500%, 1/1/17	160,195
515,000	North Carolina Medical Care Commission, Carolina Medicorp Project Revenue, Callable 2/17/09 @ 100, OID, 5.250%, 5/1/09	516,365
1,000,000	North Carolina Medical Care Commission, NC, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	722,260
2,000,000	North Carolina Medical Care Commission, NC, First Mortgage Givens Estates Revenue, Series A, Prerefunded 7/1/13 @ 101, OID, 6.500%, 7/1/32	2,377,080
2,190,000	North Carolina Medical Care Commission, NC, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,923,061
1,725,000	North Carolina Medical Care Commission, NC, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,259,716
1,500,000	North Carolina Medical Care Commission, NC, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,543,125
1,875,000	North Carolina Medical Care Commission, NC, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	1,917,656
1,000,000	North Carolina Medical Care Commission, NC, Stanly Memorial Hospital Project Revenue, Callable 10/1/09 @ 101, OID, 6.250%, 10/1/19	894,450
3,000,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36*	2,962,890
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	996,910
2,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/13	2,128,820
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	1,064,430
1,000,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/12	1,058,130
1,350,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/14	1,435,442
500,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/15	531,115
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,122,520
1,385,000	North Carolina State, G.O., Series A, 5.000%, 6/1/12	1,516,630
1,500,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	1,621,680
2,900,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,296,604
2,000,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,274,340
1,030,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (MBIA), 5.000%, 3/1/16	1,138,129
1,080,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (MBIA), 5.000%, 3/1/17	1,190,452
1,000,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (MBIA), 5.000%, 3/1/18	1,080,460
165,000	Onslow County, NC, School Project, Certificate of Participation, Callable 6/1/16 @ 100 (XLCA), 5.000%, 6/1/18	166,203
65,000	Onslow Water & Sewer Authority, NC, Combined Enterprise Systems Revenue, Series A (MBIA), 5.000%, 6/1/18	67,922
930,000	Pasquotank County, NC, Refunding Certificate of Participation (MBIA), 5.250%, 6/1/18	933,655
1,280,000	Piedmont Triad Airport Authority, NC, Refunding Revenue, Series A, Prerefunded 7/1/09 @ 101 (FSA), 6.375%, 7/1/16	1,329,408
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 2/17/09 @ 100, OID, 5.500%, 12/1/15	2,674,118
1,000,000	Randolph County, NC, Public Improvements Certificate of Participation, Prerefunded 6/1/09 @ 101 (FSA), OID, 5.300%, 6/1/13	1,029,410

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,390,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	$1,531,516
160,000	Surry County, NC, Northern Hospital District Revenue, 4.000%, 10/1/10	154,773
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	873,490
210,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	197,910
600,000	Thomasville, NC, Thomasville Enterprise Systems Revenue, Series B, Callable 2/17/09 @ 101 (FSA), OID, 5.100%, 6/1/17	607,674
1,050,000	Union County, NC, School Improvements G.O., Series D (MBIA), 5.000%, 3/1/14	1,175,055
4,795,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (MBIA), 5.000%, 3/1/19	5,276,082
1,000,000	University of North Carolina at Chapel Hill Revenue, Series A, Callable 12/1/15 @ 100, 5.000%, 12/1/34	994,210
135,000	University of North Carolina at Wilmington, Student Housing Projects Certificate of Participation (Assured Guaranty), 4.250%, 6/1/18	137,060
400,000	University of North Carolina System College Improvements Revenue, Series A (AMBAC), 5.000%, 4/1/14	427,832
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,270,300
1,310,000	Wake County, NC, Public Improvements G.O., Callable 2/17/09 @ 102, OID, 4.600%, 3/1/13	1,339,016
1,900,000	Wake County, NC, School Improvements G.O., Callable 5/1/15 @ 100, 5.000%, 5/1/21	1,996,273
1,000,000	Wake County, NC, School Improvements G.O., Prerefunded 2/1/10 @ 100.50, 5.300%, 2/1/11	1,051,200
1,000,000	Wake County, NC, Wake County Hospital Revenue (MBIA), OID, 5.125%, 10/1/13	1,135,070
425,000	Winston-Salem, NC, Certificate of Participation, Series C, Prerefunded 6/1/11 @ 100, 5.250%, 6/1/15	461,550
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,088,500
1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Callable 6/1/15 @ 100, 5.000%, 6/1/20	1,040,560

	Total Municipal Bonds (Cost $119,668,153)	120,245,495

Shares
INVESTMENT COMPANY (3.2%)
4,012,195	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	4,012,195

	Total Investment Company (Cost $4,012,195)	4,012,195

Total Investments — 98.5% (Cost $123,680,348)		124,257,690
Net Other Assets (Liabilities) — 1.5%		1,945,468

NET ASSETS — 100.0%		$126,203,158

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.0%)
	South Carolina (97.0%)
$180,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.250%, 7/1/13	$186,190
125,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.500%, 7/1/15	129,998
225,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	242,842
185,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	198,152
370,000	Charleston County, SC, Hospital Facilities Revenue Care Alliance Health Series B1 (FSA), 5.000%, 8/15/16	375,010
65,000	Charleston, SC, Refunding & Capital Improvements Revenue, 5.125%, 1/1/12	70,550
415,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.250%, 4/1/12	425,172
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	487,561
345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	368,712
275,000	Dorchester County, SC, Waterworks Revenue (MBIA), 5.000%, 10/1/15	294,555
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	117,588
630,000	Florence County, SC, McLeod Regional Medical Center Project Refunding Revenue, Series A, Callable 2/17/09 @ 102 (MBIA), 5.250%, 11/1/11	633,610
100,000	Florence, SC, New Public Housing Authority Revenue, Callable 8/1/09 @ 100 (U.S. Government Guaranteed), 5.750%, 8/1/10	105,943
440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	446,538
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	319,754
260,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (FSA, SCSDE), 5.000%, 3/1/16	279,474
275,000	Georgetown County School District, SC, School Improvements G.O., Prerefunded 3/1/11 @ 100 (SCSDE), 5.750%, 3/1/13	299,348
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (MBIA), OID, 4.600%, 4/1/15	104,442
380,000	Greenville, SC, Waterworks Revenue, Callable 2/1/13 @ 100, 5.250%, 2/1/19	409,435
480,000	Horry County School District, SC, School Improvements G.O., Series A (SCSDE), 5.000%, 3/1/11	511,291
250,000	Horry County School District, SC, School Improvements G.O., Series A, Callable 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	267,698
305,000	Kershaw County, SC, Facilities Improvements G.O., Series A, Callable 2/17/09 @ 100 (FSA, State Aid Withholding), 4.000%, 4/1/13	305,290
470,000	Lancaster County, SC, Edenmoor Improvements District, Special Assessment, Series A, Callable 12/1/16 @ 101, 5.750%, 12/1/37(f)	261,428
495,000	Laurens County School District No. 55, SC, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	373,997
265,000	Lexington County, SC, Health Services District Income Hospital Refunding & Improvements Revenue, Prerefunded 11/1/13 @ 100, OID, 5.500%, 11/1/32	300,584
590,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	582,578
500,000	Lexington County, SC, School District No. 3, Refunding G.O., Callable 3/1/12 @ 102 (FSA), 5.000%, 3/1/16	535,435
130,000	Lexington One School Facilities Corp., SC, Lexington County School District No. 1 Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/26	117,160
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	568,785
250,000	Medical University of South Carolina, Hospital Facilities Revenue, Prerefunded 7/1/09 @ 101, OID, 5.700%, 7/1/12	258,692
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	129,344
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (MBIA), OID, 5.375%, 1/1/25	459,505
500,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	497,670
285,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	302,379
300,000	Richland County School District No. 1, SC, G.O., Callable 3/1/13 @ 101 (FSA SCSDE), OID, 4.750%, 3/1/27	291,096
400,000	Richland County, SC, Environmental Improvements Refunding Revenue, Series A, 4.600%, 9/1/12	353,176
425,000	Scago Educational Facilities Corp. for Colleton School District, SC, Pickens County Project Revenue (FSA), 5.000%, 12/1/14	461,227
85,000	Scago Educational Facilities Corp. for Colleton School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (FSA), 5.000%, 12/1/23	83,178
280,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	302,932
205,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, SC, Wofford College Project Revenue, 4.000%, 4/1/15	205,722

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$190,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, SC, Wofford College Project Revenue, 4.000%, 4/1/16	$186,994
525,000	South Carolina Jobs-Economic Development Authority, Anderson Area Medical Center Revenue, Callable 2/17/09 @ 101 (FSA), 5.500%, 2/1/11	531,804
500,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	410,920
200,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	200,358
500,000	South Carolina State Public Service Authority Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	506,580
455,000	South Carolina State Public Service Authority Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/26	452,939
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/10 @ 101 (MBIA), 5.500%, 1/1/11	155,942
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Callable 1/1/12 @ 101 (FSA), 5.250%, 1/1/17	159,516
115,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/13 @ 100 (AMBAC), 5.000%, 10/1/14	121,425
250,000	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue, Series B (AMBAC), 5.250%, 10/1/11	263,835
100,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series A, Callable 10/1/15 @100 (AMBAC), 5.000%, 10/1/21	98,163
415,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	448,324
450,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	478,143
250,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	240,362
525,000	Spartanburg County School District No. 5, SC, School Improvements G.O. (SCSDE), 5.250%, 5/1/10	552,773
125,000	Spartanburg County, SC, Regional Health Services District Refunding Revenue, Series D (Assured Guaranty), 4.250%, 4/15/16	125,164
100,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue (XLCA), OID, 4.000%, 12/1/15	100,749
480,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	502,776
500,000	York County, SC, Rock Hill School District No. 3, G.O., Series A, Callable 3/1/09 @ 101 (SCSDE), OID, 5.000%, 3/1/12	507,565
510,000	York County, SC, School District No. 3, G.O., Callable 3/1/17 @ 100 (FSA, SCSDE), 5.000%, 3/1/22	520,557
255,000	York County, SC, School District No. 4, Fort Mill G.O., Callable 3/1/14 @ 100 (SCSDE), 5.000%, 3/1/34	249,974

	Total Municipal Bonds (Cost $19,787,637)	19,478,904

Shares
INVESTMENT COMPANY (3.4%)
684,218	Federated Tax-Free Obligations Fund, Institutional Service Class	684,218

	Total Investment Company (Cost $684,218)	684,218

Total Investments — 100.4% (Cost $20,471,855)		20,163,122
Net Other Assets (Liabilities) — (0.4)%		(85,411)

NET ASSETS — 100.0%		$20,077,711

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.6%)
	District of Columbia (2.1%)
$1,615,000	Washington Metropolitan Area Transit Authority, Refunding Revenue (MBIA-RE FGIC), 6.000%, 7/1/09	$1,644,296

	Virginia (95.5%)
1,000,000	Alexandria, VA, Construction & Public Improvements G.O., 5.000%, 1/1/13	1,104,230
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,134,930
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,086,570
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Revenue, 5.500%, 7/1/10	1,024,270
1,000,000	Arlington County, VA, Public Improvements G.O., 5.000%, 1/15/15	1,128,190
1,095,000	Arlington County, VA, Refunding & Improvements G.O., Callable 5/15/14 @ 100, 5.000%, 5/15/15	1,217,870
1,080,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR MBIA), 5.500%, 7/1/25	1,170,644
2,500,000	Chesterfield County, VA, Industrial Development Authority, Electric & Power Co. Revenue, Callable 2/17/09 @ 100, 5.500%, 10/1/09	2,503,550
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,597,769
1,000,000	Hampton Roads Regional Jail Authority Refunding Revenue, Callable 7/1/14 @ 100 (MBIA), 5.250%, 7/1/22	1,011,410
1,390,000	Henrico County, VA, Economic Development Authority, Virginia United Methodist Refunding Revenue, Series A, Prerefunded 6/1/12 @100, OID, 6.700%, 6/1/27	1,598,722
1,000,000	Henrico County, VA, Water & Sewer Refunding Revenue, Callable 5/1/09 @ 102, 5.250%, 5/1/11	1,031,400
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B, 5.000%, 12/1/14	1,128,650
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B, 5.000%, 12/1/15	1,136,170
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,160,474
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (FSA), 5.750%, 1/1/11	1,073,980
1,435,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,488,612
2,500,000	New River Valley Regional Jail Authority, Grant Anticipation Notes Correctional Facility Improvements Revenue, Callable 4/1/10 @ 100, 4.000%, 4/1/11	2,526,200
1,455,000	Newport News Economic Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,479,779
1,105,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,240,484
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,090,110
1,000,000	Newport News, VA, School Improvements G.O., Series A, Prerefunded 5/1/10 @ 102, OID, 5.500%, 5/1/13	1,077,210
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 2/17/09 @ 101 (FSA), 5.125%, 11/1/11	1,043,163
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,014,290
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 2/17/09 @ 102 (FSA), 5.375%, 7/1/14	409,000
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,049,570
1,345,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,405,713
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,848,840
1,065,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 3/1/11 @ 102 (MBIA, State Aid Withholding), 5.625%, 3/1/15	1,141,435
1,000,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation Revenue, Callable 10/1/13 @ 102, 5.500%, 10/1/18	960,540
825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	923,637
1,460,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (MBIA-RE FGIC), 5.250%, 7/15/16	1,555,046
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (FSA), 5.000%, 1/15/17	1,120,660
2,925,000	Spotsylvania County, VA, Refunding G.O. (FSA), 5.500%, 7/15/12	3,258,421
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (CIFG), OID, 4.250%, 8/1/15	349,759
195,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	196,964
330,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	321,582

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	$572,376
1,300,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (MBIA), 5.000%, 2/1/16	1,435,434
2,395,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (MBIA), 5.000%, 2/1/17	2,632,871
300,000	Tobacco Settlement Financing Corp. Revenue, VA, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	343,200
1,110,000	Virginia Beach City, VA, Public Improvements G.O., Series C, Callable 9/15/16 @ 100, OID, 3.250%, 9/15/26	819,224
2,500,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 3/1/10 @ 101 (State Aid Withholding), OID, 5.250%, 3/1/11	2,646,575
1,610,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, Series B, Callable 2/1/17 @ 100, 5.000%, 2/1/18	1,778,937
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,221,140
1,000,000	Virginia College Building Authority, Hampton University Project Revenue, 5.500%, 4/1/10	1,043,090
680,000	Virginia College Building Authority, Public Higher Education Financing Program Refunding Revenue, Series B (State Aid Withholding), 4.250%, 9/1/17	725,839
1,000,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,015,220
125,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/16 @ 100 (State Aid Withholding), OID, 3.500%, 9/1/25	100,990
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,731,638
1,370,000	Virginia Commonwealth, Refunding G.O., Series B, 5.000%, 6/1/14	1,538,263
2,240,000	Virginia Public Building Authority, VA, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,405,402
1,045,000	Virginia Public Building Authority, VA, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (MBIA), 5.000%, 8/1/18	1,152,008
2,095,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (MBIA), 5.000%, 8/1/26	2,124,100
1,000,000	Virginia Public School Authority, Unrefunded Balance Refunding School Financing Revenue, Series I, 5.250%, 8/1/10	1,056,490
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,165,300
805,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	923,633
225,000	Virginia State Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	227,637
400,000	Watkins Centre Community Development Authority, VA, Transit Improvements Revenue, Callable 3/1/15 @ 100, OID, 5.400%, 3/1/20	299,584
1,000,000	Western Virginia Regional Jail Authority, Aniticipation Notes Correctional Facility Improvements Revenue, Callable 2/17/09 @ 100, 4.125%, 12/1/09	1,010,320

		75,579,115

	Total Municipal Bonds (Cost $74,717,774)	77,223,411

Shares
INVESTMENT COMPANY (2.7%)
2,175,832	Federated Virginia Municipal Money Market Portfolio, Institutional Class	2,175,832

	Total Investment Company (Cost $2,175,832)	2,175,832

Total Investments — 100.3% (Cost $76,893,606)		79,399,243
Net Other Assets (Liabilities) — (0.3)%		(265,898)

NET ASSETS — 100.0%		$79,133,345

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.8%)
	West Virginia (97.8%)
$1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (MBIA-RE FGIC), 5.000%, 5/1/16	$1,327,062
690,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 10/1/13 @ 100, OID, 4.600%, 10/1/15	572,541
720,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 10/1/13 @ 100, OID, 4.700%, 10/1/16	582,466
670,000	Braxton County, WV, Board of Education Public Schools G.O., Callable 5/1/18 @ 100 (FSA), 5.000%, 5/1/23	678,435
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 5/1/11 @ 100 (MBIA-RE FGIC), 5.000%, 5/1/16	1,151,314
500,000	Brooke, Pleasants, Tyler & Wetzel Counties, WV, Housing Revenue, 7.400%, 8/15/10	548,415
200,000	Cabell County, WV, Board of Education School Improvements G.O. (MBIA), 5.000%, 5/1/11	212,320
1,350,000	Cabell County, WV, Board of Education School Improvements G.O. (MBIA), 5.000%, 5/1/16	1,493,708
465,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue (FGIC), 7.375%, 4/1/11	520,795
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 12/15/09 @ 103 (FSA), 5.250%, 12/15/18	1,081,572
1,860,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (MBIA-RE FGIC), 5.250%, 9/1/19	1,919,799
1,000,000	Fairmont State College, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (MBIA-RE FGIC), 5.250%, 6/1/22	981,090
545,000	Fairmont State College, WV, University & College Improvements Revenue, Series B, Callable 6/1/13 @ 100 (MBIA-RE FGIC), 5.000%, 6/1/32	465,692
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 2/17/09 @ 101 (MBIA), OID, 5.375%, 7/1/13	688,235
1,455,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,084,630
545,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series B, OID, 5.500%, 6/1/13	491,154
235,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.600%, 11/1/12	240,151
250,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.700%, 11/1/14	254,182
690,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	918,045
1,350,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,146,461
1,395,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,116,474
685,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/09 @ 101 (MBIA-IBC), OID, 5.000%, 6/1/13	696,898
1,115,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	796,344
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (MBIA-RE FGIC), 5.000%, 9/1/14	1,174,352
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (MBIA-RE FGIC), 5.000%, 9/1/15	1,298,479
1,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 2/17/09 @ 100 (AMBAC), 6.150%, 5/1/15	1,100,297
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @100 (MBIA), 5.000%, 6/1/22	975,160
565,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 4.500%, 9/1/09	578,379
1,260,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 5.000%, 9/1/14	1,389,200
550,000	West Virginia Economic Development Authority, Berkeley Co. Development Authority Refunding Revenue, OID, 4.700%, 2/1/17	456,990
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (MBIA), 5.500%, 6/1/12	2,134,880
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/15	1,058,290
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/18	1,069,720
1,040,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/19	1,101,714
450,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, 4.750%, 11/1/11	477,094
240,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	247,721
250,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	235,532

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	$1,319,575
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (MBIA-RE FGIC), 5.000%, 4/1/14	877,056
1,795,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (MBIA-RE FGIC), 5.000%, 4/1/23	1,778,630
1,350,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (MBIA-RE FGIC), 5.000%, 4/1/34	1,188,162
330,000	West Virginia Housing Development Fund, Marion Unity Apartments Project Refunding Revenue, Series A, Callable 7/1/11 @ 100, 5.400%, 1/1/16	281,833
1,840,000	West Virginia School Building Authority Excess, WV, Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,798,747
1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (MBIA-RE FGIC), 5.000%, 7/1/15	1,606,380
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (MBIA-RE FGIC), 5.000%, 7/1/16	2,239,818
1,960,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (MBIA-RE FGIC), 5.000%, 7/1/18	2,039,125
1,465,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (MBIA-RE FGIC), 5.000%, 7/1/19	1,502,314
1,000,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.000%, 1/1/09	1,000,000
275,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.250%, 1/1/14	299,533
1,020,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.250%, 7/1/14	1,114,472
1,300,000	West Virginia School Building Authority, WV, Excess Lottery Revenue, 5.000%, 7/1/18	1,415,310
1,395,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.250%, 7/1/10	1,445,973
35,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital Revenue, Series A, Callable 2/15/14 @ 100 (FSA), 5.250%, 2/15/18	34,820
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	774,125
450,000	West Virginia State Hospital Finance Authority, Charleston Medical Center Revenue, Prerefunded 9/1/10 @ 101, OID, 6.750%, 9/1/30	491,594
800,000	West Virginia State Hospital Finance Authority, Department of Health & Human Resource Refunding Revenue, Callable 2/17/09 @ 100 (FSA), 5.000%, 8/1/09	801,584
1,200,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 2/17/09 @ 100 (MBIA), 6.100%, 1/1/18	1,182,900
970,000	West Virginia State Hospital Finance Authority, West Virginia United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	758,414
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (MBIA-RE FGIC), 5.000%, 5/15/10	1,035,540
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (MBIA-RE FGIC), 5.250%, 5/15/12	1,066,950
700,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (MBIA-RE FGIC), 5.250%, 5/15/17	752,780
360,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (MBIA-RE FGIC), 5.000%, 10/1/21	364,093
1,485,000	West Virginia University, Projects Revenue, Series A (MBIA), 5.500%, 4/1/11	1,566,541
1,000,000	West Virginia University, Projects Revenue, Series A (MBIA), 5.250%, 4/1/28	995,120
715,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 5.000%, 10/1/26	684,906
715,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 4.750%, 10/1/23	679,050
500,000	West Virginia, State Infrastructure Refunding G.O. (MBIA-RE FGIC), 5.000%, 11/1/10	525,710
1,040,000	West Virginia, State Road Highway Improvements G.O. (FSA), 5.500%, 6/1/10	1,098,261
2,380,000	West Virginia, State Road Highway Improvements G.O. (FSA), 5.500%, 6/1/11	2,571,995
300,000	West Virginia, State Road Highway Improvements G.O., Prerefunded 6/1/09 @ 101, 5.750%, 6/1/13	309,366
180,000	West Virginia, State Road Refunding G.O. (MBIA-RE FGIC), 5.000%, 6/1/12	194,099
2,090,000	West Virginia, State Road Refunding G.O. (MBIA-RE FGIC), 5.000%, 6/1/15	2,304,434

	Total Municipal Bonds (Cost $71,411,548)	70,364,801

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (3.0%)
2,194,424	Federated Tax-Free Obligations Fund, Institutional Service Class	$2,194,424

	Total Investment Company (Cost $2,194,424)	2,194,424

Total Investments — 100.8% (Cost $73,605,972)		72,559,225
Net Other Assets (Liabilities) — (0.8)%		(596,823)

NET ASSETS — 100.0%		$71,962,402

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (96.0%)
	Arizona (5.7%)
$1,500,000	Arizona Health Facilities Authority, AZ, Catholic West Revenue, Series D (Bank of America N.A.), 0.700%, 1/7/09*	$1,500,000
1,875,000	Arizona Health Facilities Authority, La Loma Village Revenue, AZ (Sovereign Bank FSB), 1.330%, 1/2/09*	1,875,000
1,700,000	Arizona State Board of Regents, AZ, Arizona State University System Refunding Revenue, Series A (Lloyds TSB Bank Plc), 0.850%, 1/7/09*	1,700,000
1,085,000	Phoenix Industrial Development Authority, AZ, South Western College Phoenix Revenue (Comercia Bank), 1.400%, 1/2/09*	1,085,000
2,400,000	Pima County, AZ, Industrial Development Authority, Tucscon Electric Revenue (Wells Fargo Bank N.A.), 0.850%, 1/7/09*	2,400,000
1,935,000	Salt River Project Agricultural Improvements & Power District Electric System, AZ, Puttable Revenue, Series 2045, 1.200%, 1/2/09*(d)	1,935,000
400,000	Yavapai County, AZ, Industrial Development Authority Hospital Facilities Revenue, Yavapai Regional Medical Center, Series B (FSA), 4.500%, 1/2/09*	400,000
1,500,000	Yuma Industrial Development Authority, Regional Medical Center Refunding Revenue (JP Morgan Chase Bank), 1.050%, 1/7/09*	1,500,000

		12,395,000

	Colorado (3.1%)
5,000,000	Colorado Educational & Cultural Facilities Authority, Fuller Theological Project Revenue (Keybank N.A.), 2.150%, 1/2/09*	5,000,000
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 1.350%, 1/2/09*	1,600,000

		6,600,000

	Connecticut (3.9%)
7,000,000	Connecticut State Health & Educational Facility Authority, Masonicare Revenue, Series D (Wachovia Bank N.A.), 0.900%, 1/2/09*	7,000,000
1,500,000	Milford, CT, G.O. Bond Anticipation Notes Cash Flow Management (State Aid Withholding), 3.750%, 5/5/09	1,505,724

		8,505,724

	Florida (7.9%)
4,385,000	Miami, FL, Health Facilities Authority Refunding Revenue, Mercy Hospital Project (NationsBank N.A.), 0.720%, 1/7/09*	4,385,000
2,500,000	Orange County, FL, Industrial Development Authority, Catholic Diocese Project Revenue (Suntrust Bank), 0.900%, 1/7/09*	2,500,000
4,125,000	Polk County, FL, Industrial Development Authority Refunding Revenue, Winter Haven Hospital Project, Series A (Suntrust Bank), 1.100%, 1/2/09*	4,125,000
3,000,000	St. Lucie County, FL, Pollution Controll Refunding Revenue, Power & Light Co. Project, 1.120%, 1/2/09*	3,000,000
3,070,000	Volusia County, FL, Educational Facility Authority, Bethune Cookman College Project Revenue (Suntrust Bank), 0.850%, 1/7/09*	3,070,000

		17,080,000

	Georgia (4.0%)
1,700,000	Fulton County, GA, Development Authority Refunding Revenue, 0.850%, 1/15/09*	1,700,000
3,000,000	Rockdale County, GA, Hospital Authority Refunding Revenue (Wachovia Bank N.A.), 2.000%, 1/2/09*	3,000,000
4,000,000	Savannah Economic Development Authority, SSU Foundation Refunding & Improvements Revenue, Series A (Wachovia Bank N.A.), 2.000%, 1/2/09*	4,000,000

		8,700,000

	Illinois (10.2%)
6,150,000	Chicago Board of Education, IL, School Improvements G.O., Series B (FSA), 3.400%, 1/2/09*	6,150,000
5,000,000	Chicago School Finance Authority, IL, School Financing Refunding G.O., Series B (FSA), 5.000%, 6/1/09	5,063,263
1,750,000	Cook County, IL, Capital Improvements G.O., Series B, 0.850%, 1/7/09*	1,750,000
5,000,000	Illinois Financial Authority Revenue, Bradley University, Series A (Northern Trust Company), 1.380%, 1/2/09*	5,000,000
4,000,000	Illinois Health Facilities Authority Refunding Revenue, Rehabilitation Institute Chicago Project (Bank of America N.A.), 1.150%, 1/2/09*	4,000,000

		21,963,263

	Maine (2.3%)
5,000,000	Finance Authority of Maine Revenue, Mt. Desert (Citizens Bank NH), 1.500%, 1/2/09*	5,000,000

	Massachusetts (1.6%)
1,350,000	Massachusetts Commonwealth, G.O. Anticipation Notes Cash Flow Management, Series C, 4.000%, 5/29/09	1,359,717
2,000,000	Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Revenue, Series D (Assured Guaranty), 1.400%, 1/2/09*	2,000,000

		3,359,717

	Mississippi (1.6%)
3,500,000	Mississippi Business Finance Corp., Mississippi Revenue Gulfport Promenade Project (Regions Bank), 1.500%, 1/2/09*	3,500,000

	Missouri (3.6%)
2,800,000	Missouri State Health & Educational Facilities Authority, MO, Dialsis Clinic, Inc. Project Revenue (Suntrust Bank), 0.900%, 1/7/09*	2,800,000
5,000,000	Missouri State Health & Educational Facilities Authority, MO, Sisters Mercy Health Revenue, Series D, 1.200%, 1/2/09*	5,000,000

		7,800,000

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	New Jersey (0.9%)
$1,925,000	Plainsboro Township, NJ, G.O. Anticipation Notes Cash Flow Management, 2.500%, 12/10/09	$1,940,110

	New York (1.3%)
2,750,000	New York City, NY, G.O. SubSeries A-6 (FSA), 1.150%, 1/2/09*	2,750,000

	Ohio (15.4%)
3,500,000	Allen County, OH, Catholic Healthcare Revenue, Series A (Bank of America N.A.), 1.000%, 1/2/09*	3,500,000
2,700,000	Dublin, OH, City School District, G.O. Bond Anticipation Notes, School Construction Cash Flow Management, 2.000%, 5/28/09	2,709,803
1,960,000	Hamilton County, OH, Student Housing Revenue, Block 3 Project (Bank of New York), 1.400%, 1/2/09*	1,960,000
2,500,000	Lima, OH, G.O. Bond Anticipation Notes, Water Systems Capital Facilities Cash Flow Management, 2.500%, 5/28/09	2,503,937
1,500,000	Maple Heights, OH, City School District, G.O. School Facilities Improvements Notes Cash Flow Management, 3.500%, 11/5/09	1,511,101
6,000,000	Middletown Hospital Facilities, Atrium Medical Center Refunding Revenue, Series B (JPMorgan Chase & Co.), 0.600%, 1/7/09*	6,000,000
1,525,000	Montgomery County, OH, Industrial Development Refunding Revenue (U.S. Bank N.A.), 1.350%, 1/2/09*	1,525,000
2,000,000	Ohio State Water Development Authority, Firstenergy Project Refunding Revenue, Series B (Barclays Bank PLC), 1.100%, 1/7/09*	2,000,000
5,000,000	Sylvania, OH, City School District, G.O. Bond Anticipation Notes, School Construction Cash Flow Management, School Construction, 2.000%, 7/23/09	5,020,746
1,575,000	Warrensville Heights, OH, G.O. Bond Anticipation Notes Cash Flow Management, Various Purposes Improvements - 2, 2.400%, 5/29/09	1,576,562
5,000,000	Williams County, OH, Community Hospitals & Wellness Center Revenue (Fifth Third Bank), 2.750%, 1/2/09*	5,000,000

		33,307,149

	Oregon (0.8%)
1,700,000	Oregon State, G.O., Series 73 H, 0.650%, 1/7/09*	1,700,000

	Pennsylvania (3.1%)
475,000	Allegheny County, PA, Hospital Development Authority, Presbyterian University Hospital Revenue, Series B1 (Bank One N.A.), 1.000%, 1/2/09*	475,000
5,200,000	Beaver County, PA, Industrial Development Authority, First Energy Nuclear Refunding Revenue, Series B (Wachovia Bank N.A.), 1.350%, 1/7/09*	5,200,000
1,100,000	Bethlehem Area School District, PA, G.O. (FSA, State Aid Withholding), 4.250%, 1/2/09*	1,100,000

		6,775,000

	Tennessee (4.2%)
2,100,000	Hendersonville Industrial Development Board, TN, Educational Facilities Revenue, Pope John Paul II High School (Suntrust Bank N.A.), 1.270%, 1/7/09*	2,100,000
3,830,000	Jackson Energy Authority, Natual Gas System Revenue (FSA), 2.550%, 1/7/09*	3,830,000
2,100,000	Jackson Energy Authority, Wastewater System Revenue (FSA), 1.200%, 1/2/09*	2,100,000
1,085,000	Metropolitan Government Nashville & Davidson County, TN, Industrial Development Board Refunding Revenue, David Lipscomb University Project (Suntrust Bank), 0.850%, 1/7/09*	1,085,000

		9,115,000

	Texas (7.7%)
1,350,000	Crawford Education Facilities Corp., TX, Refunding Revenue, University Parking System Project, Series A, (BNP Paribas), 1.550%, 1/2/09*	1,350,000
5,000,000	Harris County, TX, Health Facilities Development Corp. Methodist Revenue, Series C (FSA), 1.150%, 1/2/09*	5,000,000
3,545,000	Houston Higher Education Finance Corp., TX, University & College Improvements Revenue, Tierwester Oaks, Series A (Bank of New York), 1.500%, 1/2/09*	3,545,000
1,100,000	Kendall County, TX, Health Facility Development Corp., Health Care Revenue, Morningside Ministries, Series A (Allied Irish Bank PLC), 1.080%, 1/2/09*	1,100,000
2,500,000	Northside Independent School District, TX, Refunding G.O., Series A, Callable 2/1/09 @ 100 (PSF-GTD), 2.000%, 8/1/09*	2,500,000
3,000,000	Texas State, TX, Tax & Revenue Anticipation Notes Cash Flow Management, 3.000%, 8/28/09	3,026,677

		16,521,677

	Utah (1.2%)
2,500,000	Riverton, UT, Hospital Puttable Revenue, Series 1762, 1.200%, 1/2/09*(d)	2,500,000

	Vermont (1.4%)
3,000,000	Vermont Educational & Health Buildings Financing Agency, Gifford Medical Center Project Refunding Revenue, Series A (Keybank N.A.), 1.150%, 1/2/09*	3,000,000

	Virginia (2.6%)
3,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series A-1, 0.680%, 1/7/09*	3,000,000

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$2,500,000	Richmond Industrial Development Authority, Educational Facilities Church Schools Revenue (Suntrust Bank), 1.550%, 1/2/09*	$2,500,000

		5,500,000

	Washington (7.0%)
3,000,000	King County, WA, Sewer Improvements Revenue, Series B (Helaba), 0.650%, 1/7/09*	3,000,000
5,955,000	Washington Economic Development Finance Authority, WA, Northwest Center Project Revenue, Series A (Keybank N.A.), 1.650%, 1/2/09*	5,955,000
6,230,000	Washington State Housing Finance Commission, WA, Forest Ridge School Nonprofit Revenue, Series A (Keybank N.A.), 1.650%, 1/2/09*	6,230,000

		15,185,000

	Wisconsin (6.5%)
3,000,000	Appleton Redevelopment Authority, WI, Fox Cities Performing Arts Center Revenue, Series B (Bank One Wisconsin), 4.000%, 1/7/09*	3,000,000
1,300,000	Menomonie Wisconsin Area School District, WI, Tax & Revenue Anticipation Promissory Notes Cash Flow Management, 2.400%, 9/1/09	1,302,202
8,000,000	Wisconsin Health & Educational Facilities Authority, Wausau Hospital Revenue, Series B (AMBAC) (M&I Bank), 1.750%, 1/7/09*	8,000,000
1,600,000	Wisconsin School Districts Temporary Borrowing Program, WI, Tax & Revenue Anticipation Promissory Notes Cash Flow Management, Certificate of Participation, Series B, 3.000%, 10/30/09	1,616,975

		13,919,177

	Total Municipal Bonds (Cost $207,116,817)	207,116,817

Shares
INVESTMENT COMPANY (3.9%)
8,321,060	SEI Institutional Tax Free Fund	8,321,060

	Total Investment Company (Cost $8,321,060)	8,321,060

Total Investments — 99.9% (Cost $215,437,877)		215,437,877
Net Other Assets (Liabilities) — 0.1%		177,938

NET ASSETS — 100.0%		$215,615,815

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Prime Money Market Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (0.9%)
$998,576	Carl Note Repackaging Trust, Series No. 10, 3.465%, 7/15/09(e)	$998,576
1,147,159	Carmax Auto Owner Trust, Series 2008-2, Class A1, 2.922%, 7/15/09	1,147,159
2,987,089	Ford Credit Auto Owner Trust, Series 2008-C, Class A1, 2.776%, 6/15/09(d)	2,987,089
2,000,000	Honda Auto Receivables Owner Trust, Series 2008-2, Class A1, 3.135%, 12/21/09	2,000,000
560,385	Huntington Auto Trust, Series 2008-1A, Class A1, 2.821%, 6/15/09(d)	560,386
4,500,000	Nissan Auto Receivables Owner Trust, Series 2008-C, Class A1, 3.037%, 12/15/09	4,500,000

	Total Asset Backed Securities (Cost $12,193,210)	12,193,210

CERTIFICATES OF DEPOSIT (11.9%)
	Banks (11.9%)
25,000,000	Banco Santander, New York, 3.100%, 1/9/09	25,000,000
20,000,000	Bank of Ireland, 3.170%, 2/17/09	20,000,000
5,000,000	Bank of Montreal, Chicago, 3.650%, 6/15/09	5,000,000
5,000,000	Barclays Bank PLC, 3.060%, 2/23/09	5,000,000
15,000,000	Barclays Bank PLC, 3.120%, 3/12/09	15,000,000
8,000,000	Barclays Bank PLC, 3.700%, 6/12/09	8,000,000
20,000,000	Calyon, New York, 3.130%, 1/12/09	20,000,000
25,000,000	Canadian Imperial Bank of Commerce, 3.150%, 2/17/09	25,000,000
5,000,000	Credit Suisse, 3.090%, 1/20/09	5,000,000
20,000,000	Fifth Third Bank, 3.200%, 2/23/09	20,000,000
20,000,000	Suntrust Bank, 3.150%, 2/23/09	20,000,000

		168,000,000

	Total Certificates of Deposit (Cost $168,000,000)	168,000,000

COMMERCIAL PAPER** (50.2%)
	Banking (1.4%)
20,000,000	Australia & New Zealand Banking, 2.601%, 3/5/09***(d)	20,000,000

	Financial Services (48.8%)
50,000,000	Alpine Securitization Corp., 4.575%, 1/5/09(d)	49,975,000
18,000,000	Alpine Securitization Corp., 1.267%, 1/8/09(d)	17,995,625
40,000,000	Amsterdam Funding Corp., 2.999%, 1/9/09(d)	39,973,778
35,000,000	Barton Capital LLC, 4.270%, 1/5/09(d)	34,983,667
60,000,000	Edison Asset Securitization LLC, 0.253%, 2/13/09(d)	59,982,083
60,000,000	Fairway Finance Co. LLC, 4.575%, 1/2/09(d)	59,992,500
50,552,000	Falcon Asset Securitization Co. LLC, 0.354%, 2/6/09(d)	50,534,307
70,000,000	Fcar Owner Trust, 4.981%, 1/5/09	69,961,889
25,000,000	Gotham Funding Corp., 0.659%, 1/15/09(d)	24,993,681
35,000,000	Gotham Funding Corp., 0.405%, 1/23/09(d)	34,991,444
25,000,000	Greenwich Capital Holdings, 3.112%, 1/22/09	24,955,083
25,000,000	Greenwich Capital Holdings, 3.151%, 2/20/09	24,892,361
12,000,000	KBC Financial Products International, Ltd., 3.151%, 3/2/09(d)	11,938,000
15,000,000	Picaros Funding LLC, 2.027%, 3/16/09(d)	14,938,333
33,000,000	Surrey Funding Corp., 0.055%, 1/6/09(d)	32,997,479
35,000,000	Tulip Funding Corp., 4.473%, 1/5/09(d)	34,982,889
15,000,000	Tulip Funding Corp., 0.709%, 1/9/09(d)	14,997,667
35,000,000	Variable Funding Capital, 1.115%, 1/26/09(d)	34,973,264
50,000,000	Versailles, CDS, LLC, 1.013%, 1/5/09(d)	49,994,444

		688,053,494

	Total Commercial Paper (Cost $708,053,494)	708,053,494

CORPORATE BONDS (0.7%)
	Financial Services (0.7%)
10,000,000	Union Hamilton Special Funding LLC, Series MTN, 2.445%, 1/15/09(d)	10,000,000

	Total Corporate Bonds (Cost $10,000,000)	10,000,000

VARIABLE RATE NOTES* (16.9%)
	Banking (13.3%)
1,670,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 3.500%, 1/2/09	1,670,000
20,000,000	Bank of Ireland, Series YDC, 4.259%, 1/22/09	20,000,000
10,000,000	Bank of Montreal, Chicago, 4.924%, 1/12/09	10,000,000
20,000,000	Bank of Montreal, Chicago, 2.513%, 1/17/09	20,000,000
25,000,000	Bank of Montreal, Chicago, 2.623%, 3/9/09	25,000,000
15,000,000	Bank of Montreal, Chicago, 2.390%, 1/5/09(d)	15,000,000
3,070,000	Christian Life Assembly of the Assemblies of God (Fulton Bank), 3.500%, 1/2/09	3,070,000
2,140,000	Damascus, Ltd. (Hunting National Bank), 3.500%, 1/2/09	2,140,000
1,375,000	Guilford Capital LLC, Series 02-A (Regions Bank), 2.470%, 1/2/09	1,375,000
4,785,000	HC Equities LP, Series 2001 (Wachovia Bank N.A.), 2.000%, 1/2/09	4,785,000
3,475,000	Indian Hills Country Club, Series 2000 (Regions Bank), 2.470%, 1/2/09	3,475,000
20,000,000	National Australia Bank, Ltd., 2.423%, 3/6/09(d)	20,000,000
5,000,000	Royal Bank of Scotland Group PLC, 0.745%, 3/4/09(d)	5,000,000
5,230,000	Shalom Church, Series 2005 (Region Bank), 2.470%, 1/2/09	5,230,000
3,375,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 1.250%, 1/2/09	3,375,000
13,980,000	Stone Creek LLC (Columbus Bank and Trust Co.), 3.000%, 1/2/09	13,980,000
15,000,000	Svenska Handelsbanken AB, 1.635%, 4/6/09(d)	15,000,000
10,000,000	Svenska Handelsbanken AB, 3.885%, 1/26/09(d)	10,000,000
9,399,000	TOG Properties LLC (Regions Bank), 2.470%, 1/2/09	9,399,000

		188,499,000

	Brokers & Dealers (0.7%)
10,000,000	Morgan Stanley, 2.061%, 1/5/09	10,000,000

	Energy (0.7%)
10,000,000	BP Capital Markets PLC, 2.284%, 3/11/09	10,000,000

	Insurance (1.1%)
5,000,000	Genworth Life Insurance Co., 2.788%, 2/9/09(e)	5,000,000
5,000,000	MetLife Insurance Co. of Connecticut, 2.556%, 2/19/09(e)	5,000,000

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

December 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
VARIABLE RATE NOTES* — (continued)
	Insurance — (continued)
$5,000,000	Metropolitan Life Insurance Co., 3.573%, 2/2/09(e)	$5,000,000

		15,000,000

	Municipal Bonds (1.1%)
3,985,000	Franklin County, OH, Edison Welding Institute Inc. Project Refunding Revenue Bonds (Huntington National Bank), 3.500%, 1/2/09	3,985,000
4,000,000	Kansas City, MO, Industrial Development Authority Revenue Bonds, West Edge Project Taxable, (Marshall & Ilsley), 2.500%, 1/7/09	4,000,000
7,000,000	Maryland State, Economic Development Corp. Revenue Bonds, Human Genome Project Taxable Series A, (Manufacturers & Traders), 2.010%, 1/6/09	7,000,000

		14,985,000

	Total Variable Rate Notes (Cost $238,484,000)	238,484,000

	REPURCHASE AGREEMENT (19.3%)
273,189,000	Bank of America Corp., 0.08%, dated 12/31/08, due 01/02/09, proceeds at maturity, $273,190,214 (Collateralized fully by Mortgage-Backed Securities)	273,189,000

	Total Repurchase Agreement (Cost $273,189,000)	273,189,000

Total Investments — 99.9% (Cost $1,409,919,704)		1,409,919,704
Net Other Assets (Liabilities) — 0.1%		1,676,782

NET ASSETS — 100.0%		$1,411,596,486

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (15.6%)
$40,000,000	3.250%, 1/15/09	$40,046,413
40,000,000	3.000%, 2/15/09	40,051,755
40,000,000	4.500%, 2/15/09	40,219,423
60,000,000	2.625%, 3/15/09	60,254,636

	Total U.S. Treasury Notes (Cost $180,572,227)	180,572,227

U.S. TREASURY BILLS** (27.6%)
40,000,000	0.921%, 1/2/09	39,998,978
40,000,000	0.310%, 1/8/09	39,997,593
10,000,000	1.088%, 1/15/09	9,995,783
30,000,000	1.940%, 1/15/09	29,977,547
40,000,000	1.020%, 1/22/09	39,976,259
40,000,000	0.250%, 1/29/09	39,992,238
40,000,000	0.160%, 2/5/09	39,993,797
40,000,000	0.200%, 2/19/09	39,989,138
40,000,000	1.005%, 3/12/09(h)	39,922,261

	Total U.S. Treasury Bills (Cost $319,843,594)	319,843,594

REPURCHASE AGREEMENTS (56.6%)
220,000,000	Bank of America Corp., 0.01%, dated 12/31/08, due 01/02/09, proceeds at maturity, $220,000,122 (Collateralized fully by U.S. Treasury Securities)	220,000,000
218,748,316	Credit Suisse First Boston, 0.03%, dated 12/31/08, due 01/02/09, proceeds at maturity, $218,748,680 (Collateralized fully by U.S. Treasury Securities)	218,748,315
218,000,000	JPMorgan Chase & Co., 0.01%, dated 12/31/08, due 01/02/09, proceeds at maturity, $218,000,121 (Collateralized fully by U.S. Treasury Securities)	218,000,000

	Total Repurchase Agreements (Cost $656,748,315)	656,748,315

Total Investments — 99.8% (Cost $1,157,164,136)		1,157,164,136
Net Other Assets (Liabilities) — 0.2%		2,013,985

NET ASSETS — 100.0%		$1,159,178,121

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (87.7%)
176,359	BB&T Equity Income Fund, Institutional Class	$1,781,223
1,040,267	BB&T International Equity Fund, Institutional Class	4,525,160
177,289	BB&T Large Cap Fund, Institutional Class	1,595,603
229,617	BB&T Mid Cap Growth Fund, Institutional Class	1,630,284
323,607	BB&T Mid Cap Value Fund, Institutional Class	2,647,107
85,664	BB&T Special Opportunities Equity Fund, Institutional Class	974,854
2,518,018	BB&T Total Return Bond Fund, Institutional Class	25,406,801
1,153,937	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,153,937

	Total Affiliated Investment Companies (Cost $46,519,973)	39,714,969

EXCHANGE TRADED FUNDS (3.6%)
9,124	iShares Russell 2000 Index Fund	449,539
13,284	iShares S&P 500 Index Fund	1,201,405

	Total Exchange Traded Funds (Cost $2,007,576)	1,650,944

Total Investments — 91.3% (Cost $48,527,549)		41,365,913
Net Other Assets (Liabilities) — 8.7%		3,931,487

NET ASSETS — 100.0%		$45,297,400

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (81.6%)
306,794	BB&T Equity Income Fund, Institutional Class	$3,098,618
1,731,865	BB&T International Equity Fund, Institutional Class	7,533,613
308,649	BB&T Large Cap Fund, Institutional Class	2,777,840
399,584	BB&T Mid Cap Growth Fund, Institutional Class	2,837,047
526,747	BB&T Mid Cap Value Fund, Institutional Class	4,308,791
149,203	BB&T Special Opportunities Equity Fund, Institutional Class	1,697,927
1,894,697	BB&T Total Return Bond Fund, Institutional Class	19,117,498
1,163,703	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,163,703

	Total Affiliated Investment Companies (Cost $54,490,424)	42,535,037

EXCHANGE TRADED FUNDS (12.6%)
34,105	iShares Russell 2000 Index Fund	1,680,353
54,082	iShares S&P 500 Index Fund	4,891,176

	Total Exchange Traded Funds (Cost $9,444,347)	6,571,529

Total Investments — 94.2% (Cost $63,934,771)		49,106,566
Net Other Assets (Liabilities) — 5.8%		3,048,016

NET ASSETS — 100.0%		$52,154,582

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Growth Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (77.5%)
286,397	BB&T Equity Income Fund, Institutional Class	$2,892,609
1,687,959	BB&T International Equity Fund, Institutional Class	7,342,621
288,084	BB&T Large Cap Fund, Institutional Class	2,592,752
373,098	BB&T Mid Cap Growth Fund, Institutional Class	2,648,997
525,621	BB&T Mid Cap Value Fund, Institutional Class	4,299,578
139,337	BB&T Special Opportunities Equity Fund, Institutional Class	1,585,654
840,886	BB&T Total Return Bond Fund, Institutional Class	8,484,536
1,114,052	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,114,053

	Total Affiliated Investment Companies (Cost $42,647,323)	30,960,800

EXCHANGE TRADED FUNDS (14.2%)
29,680	iShares Russell 2000 Index Fund	1,462,333
46,731	iShares S&P 500 Index Fund	4,226,352

	Total Exchange Traded Funds (Cost $8,148,261)	5,688,685

Total Investments — 91.7% (Cost $50,795,584)		36,649,485
Net Other Assets (Liabilities) — 8.3%		3,322,697

NET ASSETS — 100.0%		$39,972,182

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (71.5%)
175,978	BB&T Equity Income Fund, Institutional Class	$1,777,375
1,034,137	BB&T International Equity Fund, Institutional Class	4,498,497
176,749	BB&T Large Cap Fund, Institutional Class	1,590,739
229,177	BB&T Mid Cap Growth Fund, Institutional Class	1,627,156
322,615	BB&T Mid Cap Value Fund, Institutional Class	2,638,990
85,593	BB&T Special Opportunities Equity Fund, Institutional Class	974,044
606,256	BB&T U.S. Treasury Money Market Fund, Institutional Class	606,256

	Total Affiliated Investment Companies (Cost $21,268,200)	13,713,057

EXCHANGE TRADED FUNDS (12.1%)
12,424	iShares Russell 2000 Index Fund	612,130
18,890	iShares S&P 500 Index Fund	1,708,412

	Total Exchange Traded Funds (Cost $3,353,840)	2,320,542

Total Investments — 83.6% (Cost $24,622,040)		16,033,599
Net Other Assets (Liabilities) — 16.4%		3,143,570

NET ASSETS — 100.0%		$19,177,169

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Funds

Footnote Legend to the Schedules of Portfolio Investments

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis or for futures contracts.
(c)	Represents a security purchased on a when-issued basis. At December 31, 2008, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $17,828,232.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be illiquid. As of December 31, 2008, these securities represent 1.13% of net assets in the Prime Money Market Fund and 0.11% of net assets in the International Equity Fund.
(f)	Illiquid security.
(g)	Security held as collateral for written call option.
(h)	Represents that all or a portion of the security was on loan as of December 31, 2008.
(i)	Security was fair valued by the Board of Trustees.
(j)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2008. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.
**	Discount Note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
***	Interest bearing commercial paper.

ADR — American Depository Receipt

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC IXIS Financial Guarantee

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

FSA — Financial Security Assurance

G.O. — General Obligation

GDR — Global Depository Receipt

GTD STD LNS — Guaranteed Student Loans

IBC — Insured Bond Certificates

JSC — Joint Stock Company

LLC — Limited Liability Company

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

N.A. — North America

OID — Original Issue Discount

OJSC — Open Joint Stock Company

PSF-GTD — Permanent School Fund Guaranteed

RE — Reinsurance

REIT — Real Estate Investment Trust

SCSDE — South Carolina School District Enhancement

STEP — Step Coupon Bond

XLCA — XL Capital Assurance

See accompanying notes to Schedules of Portfolio Investments.

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited)

December 31, 2008

1.	Organization:

The BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As of the date of these financial statements, the Trust offers shares of the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Equity Index Fund, the Sterling Capital Small Cap Value Fund, the National Tax-Free Money Market Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively, the “Funds”). The Equity Index Fund and the Sterling Capital Small Cap Value Fund are not included in these financial statements. The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The National Tax-Free Money Market Fund, the Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are diversified funds under the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. The Funds discussed herein offer up to four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. As of December 31, 2008, Class B Shares and Class C Shares of the Short U.S. Government Fund and the Tax-Free Funds were not yet being offered. Class A Shares of the Variable Net Asset Value Funds and Fund of Funds, excluding the Short U.S. Government Fund, have a maximum sales charge of 5.75% as a percentage of original purchase price. The Class A Shares of the Tax-Free Funds and the Short U.S. Government Fund have a maximum sales charge of 3.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase. This charge is based on the lower of the cost for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of the Trust, BB&T Corporation and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. This charge is based on the lower of the cost for the shares or their net asset value at the time of redemption. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

December 31, 2008

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (“Board of Trustees”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the lastest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially effects the furnished price) will be valued by the Pricing Committee at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Recent accounting standards — In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133” (“SFAS No. 161”), was issued. SFAS No. 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of SFAS No. 161, whereby disclosures required by SFAS No. 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is continuing to evaluate the impact, if any, that adoption of SFAS No. 161 may have on the financial statements.

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

December 31, 2008

Adoption of SFAS No. 157 “Fair Value Measurement” (“SFAS No. 157”) — In September 2006, the FASB issued SFAS No. 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted SFAS No. 157 as of January 1, 2008.

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of December 31, 2008 is as follows:

Funds	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Large Cap Fund	$203,895,565	$17,640,979	$—	$221,536,544
Mid Cap Value Fund	144,084,650	6,390,840	—	150,475,490
Mid Cap Growth Fund	114,499,863	6,680,627	—	121,180,490
Small Cap Fund	31,146,587	2,708,120	—	33,854,707
International Equity Fund	4,245,090	75,753,637	—	79,998,727
Special Opportunities Equity Fund	284,132,669	21,426,083	—	305,558,752
Equity Income Fund	223,830,786	35,593,614	—	259,424,400
Short U.S. Government Fund	—	57,356,913	—	57,356,913
Intermediate U.S. Government Fund	—	129,939,769	—	129,939,769
Total Return Bond Fund	—	431,411,980	9,548,500	440,960,480
Kentucky Intermediate Tax-Free Fund	—	16,268,151	—	16,268,151
Maryland Intermediate Tax-Free Fund	—	17,080,406	—	17,080,406
North Carolina Intermediate Tax-Free Fund	—	124,257,690	—	124,257,690
South Carolina Intermediate Tax-Free Fund	—	20,163,122	—	20,163,122
Virginia Intermediate Tax-Free Fund	—	79,399,243	—	79,399,243
West Virginia Intermediate Tax-Free Fund	—	72,559,225	—	72,559,225
National Tax-Free Money Market Fund	—	215,437,877	—	215,437,877
Prime Money Market Fund	—	1,409,919,704	—	1,409,919,704
U.S. Treasury Money Market Fund	—	1,157,164,136	—	1,157,164,136
Capital Manager Conservative Growth Fund	40,211,977	1,153,937	—	41,365,914
Capital Manager Moderate Growth Fund	47,942,863	1,163,703	—	49,106,566
Capital Manager Growth Fund	35,535,433	1,114,052	—	36,649,485
Capital Manager Equity Fund	15,427,343	606,256	—	16,033,599
Liabilities:
Other*
International Equity Fund	$—	$163,535	$—	$163,535
Special Opportunities Equity Fund	—	229,000	—	229,000
Equity Income Fund	—	82,500	—	82,500
Total Return Bond Fund	64,557,203	—	—	64,557,203

*	Other financial instruments are derivative investments, such as futures and written options.

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

December 31, 2008

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Total Return Bond Fund
Balance as of 12/31/07 (market value)	$—
Transfers in and/or out of Level 3	9,548,500

Balance as of 12/31/08* (market value)	$9,548,500

* Net change in unrealized depreciation during the period on Level 3 investment securities held at 12/31/08 was $(4,601,500).

Foreign Currency Translation — The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments; and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts — The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts — The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities that the respective Funds intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Total Return Bond Fund held financial futures contracts as of December 31, 2008.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund,

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

December 31, 2008

the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Total Return Bond Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.

Written Options — A risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put options written) or sell (call options written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. A risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds each may sell call options, and the Large Cap Fund, Mid CapValue Fund, Mid Cap Growth Fund, Small Cap Fund, International Equity Fund, Special Opportunities Equity Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund and Total Return Bond Fund may purchase put options, purchase call options and write secured put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options.

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

December 31, 2008

The following is a summary of options outstanding as of December 31, 2008:

	Number of Contracts	Fair Value
Security
Special Opportunities Equity Fund
Energizer Holdings, Inc., $60.00, 02/21/09	600	(129,000)
Smithfield Foods, Inc., $25.00, 04/18/09	1,060	(31,800)
Yum! Brands, Inc., $40.00, 04/18/09	2,500	(100,000)

	4,160	$(260,800)

Equity Income Fund
Realty Income Corp., $25.00, 01/17/09	1,500	(82,500)

	1,500	$(82,500)

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies on instrumentalities, irrevocable letters of credit, U.S. dollar cash on other forms of collateral as may be agreed to between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest, in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. Cash collateral received by a Fund (other than the U.S. Treasury Money Market Fund) at December 31, 2008 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”), an unregistered investment pool managed by Mellon, which was invested in bank notes, certificates of deposit, commercial paper, and time deposits. The non cash collateral received by the Funds was in the form of equity securities, U.S. Treasury Notes and Bonds and U.S. Treasury Bills, short-term U.S. dollar-denominated obligations issued by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury Securities.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At December 31, 2008, the ICRF held investment in Lehman and White Pine Finance, LLC, both of which had defaulted on their obligations during the period. These defaults resulted in the value of the ICRF to be less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers was not material to the NAVs of the Funds at December 31, 2008.

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

December 31, 2008

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. As of December 31, 2008, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Non Cash Collateral	Value of Cash Collateral	Average Value on Loan for the period ended December 31, 2008
Large Cap Fund	$5,575,097	$5,705,070	$5,306,568	$19,028,587
Mid Cap Value Fund	5,704,885	6,084,637	5,326,703	33,672,641
Mid Cap Growth Fund	12,479,956	12,780,197	12,276,968	23,776,912
Small Cap Fund	3,186,359	3,189,640	2,966,021	8,233,507
International Equity Fund	—	—	—	1,412,498
Special Opportunities Equity Fund	5,816,510	5,822,570	5,036,010	33,780,423
Equity Income Fund	2,697,203	2,791,852	2,237,565	28,977,315
Short U.S. Government Fund	3,832,886	—	3,828,315	6,193,609
Intermediate U.S. Government Fund	7,550,677	—	7,685,487	6,555,528
Total Return Bond Fund	9,802,785	—	9,700,579	25,835,107
U.S. Treasury Money Market Fund	20,000,000	20,370,173	—	97,745,131

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC, FGIC and MBIA).

3.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

4.	Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At December 31, 2008, the International Equity Fund and the Prime Money Market Fund held illiquid restricted securities representing 0.11% and 1.13% of net assets, respectively. The illiquid restricted securities held as of December 31, 2008 are identified below:

Security	Acquisition Date	Acquisition Cost	Share Amount	Carrying Value Per Share	Fair Value
International Equity Fund
Federal Grid Co., Unified Energy System JSC, GDR	08/28/2008	$110,953	18,189	$2	$36,378
Inter Rao Ues OAO, GDR	08/28/2008	23,701	3,762	2	7,524
Kuzbassenergo OJSC, GDR	08/28/2008	6,599	1,251	1	1,251
Mosenergo OAO, GDR	08/28/2008	29,440	6,039	2	9,388
OGK-1 OAO, GDR	08/28/2008	39,394	17,316	1	9,091
OGK-2 OAO, GDR	08/28/2008	19,575	4,500	1	3,834
OGK-3 OJSC, GDR	08/28/2008	24,968	7,398	1	4,435
OGK-6 OAO, GDR	08/28/2008	18,365	5,247	1	4,554
TGK-1 OAO, GDR	08/28/2008	18,737	6,876	1	3,782
TGK-2, GDR	08/28/2008	11,436	1,161	1	1,161
TGK-4, GDR	08/28/2008	14,764	2,853	1	3,281
TGK-9 OAO, GDR	08/28/2008	9,072	3,024	1	1,814
TGK-14, GDR	08/28/2008	2,333	288	3	864
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	96,394	9	1,254	11,290
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	3,524	9	136	1,225
Yenisei Territorial Generating Co., OJSC, GDR	08/28/2008	6,889	3,096	—	1,238

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

December 31, 2008

Security	Acquisition Date	Acquisition Cost	Principal Amount	Carrying Value Per Unit (% of Par)	Fair Value
Prime Money Market Fund
Carl Note Repackaging Trust, Series No. 10, 3.465%, 7/15/09	6/18/2008	$5,587,316	$5,587,316	100.00	$998,576
Genworth Life Insurance Co., 2.788%, 2/9/09	5/8/2008	5,000,000	5,000,000	100.00	5,000,000
Metlife Insurance Co. of Connecticut, 2.556%, 2/19/ 09	8/19/2005	5,000,000	5,000,000	100.00	5,000,000
Metropolitan Life Insurance Co., 3.573%, 2/2/09	2/1/2008	5,000,000	5,000,000	100.00	5,000,000

5.	Federal Income Tax Information:

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007 and FIN48 was applied to all open tax years (September 30, 2005, September 30, 2006, September 30, 2007 and September 30, 2008). The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds. As of and during the period ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

At September 30, 2008, the following Funds have net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Mid Cap Value Fund	$233,334	2016
Small Cap Fund*	4,700,830	2009
Small Cap Fund*	2,350,415	2010
Small Cap Fund	982,080	2016
Short U.S. Government Fund	498,342	2009
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Short U.S. Government Fund	1,246,269	2014
Short U.S. Government Fund	3,940,976	2015
Short U.S. Government Fund	160,380	2016
Intermediate U.S. Government Fund	108,521	2013
Intermediate U.S. Government Fund	4,243,104	2014
Intermediate U.S. Government Fund	10,119,332	2016
Total Return Bond Fund	6,426,073	2015

* The amount of these losses that may be utilized are limited to $2,350,415 on an annual basis as a result of certain ownership changes in 2006.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2008:

Post- October Losses
Large Cap Fund	$109,351,396
Mid Cap Value Fund	12,105,627
Small Cap Fund	7,946,011
International Equity Fund	16,758,198
West Virginia Intermediate Tax-Free Fund	5,584
Capital Manager Moderate Growth Fund	278,018
Capital Manager Growth Fund	1,102,405
Capital Manager Equity Fund	732,363

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

December 31, 2008

At December 31, 2008, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$244,934,863	$20,106,291	$(43,504,610)	$(23,398,319)
Mid Cap Value Fund	206,898,189	2,495,492	(58,918,191)	(56,422,699)
Mid Cap Growth Fund	151,563,869	3,798,268	(34,231,647)	(30,433,379)
Small Cap Fund	36,503,977	2,791,930	(5,441,201)	(2,649,271)
International Equity Fund	93,489,345	4,533,752	(18,184,635)	(13,650,883)
Special Opportunities Equity Fund	394,035,068	15,037,867	(103,724,423)	(88,686,556)
Equity Income Fund	350,951,323	5,388,790	(52,053,423)	(46,664,633)
Short U.S. Government Fund	52,719,159	827,288	(17,849)	809,439
Intermediate U.S. Government Fund	117,829,838	4,688,025	(263,581)	4,424,444
Total Return Bond Fund	434,919,725	11,612,326	(15,272,150)	(3,659,824)
Kentucky Intermediate Tax-Free Fund	16,339,353	295,901	(367,103)	(71,202)
Maryland Intermediate Tax-Free Fund	17,042,297	474,849	(436,740)	38,109
North Carolina Intermediate Tax-Free Fund	123,680,348	3,877,372	(3,300,030)	577,342
South Carolina Intermediate Tax-Free Fund	20,471,855	346,012	(654,745)	(308,733)
Virginia Intermediate Tax-Free Fund	76,893,606	2,956,958	(451,321)	2,505,637
West Virginia Intermediate Tax-Free Fund	73,605,972	1,400,828	(2,447,575)	(1,046,747)
National Tax-Free Money Market Fund	215,437,877	—	—	—
Prime Money Market Fund	1,409,919,704	—	—	—
U.S. Treasury Money Market Fund	1,157,164,136	—	—	—
Capital Manager Conservative Growth Fund	48,527,549	—	(7,161,635)	(7,161,635)
Capital Manager Moderate Growth Fund	63,943,771	—	(14,828,204)	(14,828,204)
Capital Manager Growth Fund	50,795,584	39,098	(14,185,196)	(14,146,098)
Capital Manager Equity Fund	24,622,040	—	(8,588,441)	(8,588,441)

STERLING CAPITAL SMALL CAP VALUE FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

DECEMBER 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS*— 102.4%
AUTO & TRANSPORTATION— 0.1%
Fleetwood Enterprises, Inc. (a)	113,400	$11,340

CONSUMER DISCRETIONARY— 25.5%
Brink's Co. (The)	4,800	129,024
Brink's Home Security Holdings, Inc. (a)	4,800	105,216
Career Education Corp. (a)	12,250	219,765
Chico's FAS, Inc. (a)	49,800	208,164
EarthLink, Inc. (a)	104,100	703,716
Group 1 Automotive, Inc. (b)	19,000	204,630
ICT Group, Inc. (a)	30,460	139,507
Interpublic Group of Cos., Inc. (The) (a)	74,650	295,614
K-Swiss, Inc., Class A	16,650	189,810
Lithia Motors, Inc., Class A (b)	38,071	124,111
Meredith Corp.	15,450	264,504
Regis Corp.	29,817	433,241
Select Comfort Corp. (a)	80,540	20,135
Signet Jewelers, Ltd. (b)	41,100	356,337
Tempur-Pedic International, Inc.	24,550	174,059
Voyager Learning Co. (a)	54,900	81,252

		3,649,085

CONSUMER STAPLES— 4.8%
Winn-Dixie Stores, Inc. (a)	42,784	688,822

FINANCIALS SERVICES— 29.6%
AmeriCredit Corp. (a) (b)	43,450	331,958
Assured Guaranty, Ltd.	8,450	96,330
Brookline Bancorp, Inc.	23,150	246,548
Endurance Specialty Holdings, Ltd.	10,350	315,986
Fair Isaac Corp.	26,800	451,848
Fidelity National Financial, Inc., Class A	13,850	245,838
First Citizens BancShares, Inc., Class A	4,614	705,019
First Horizon National Corp.	19,861	209,934
Horace Mann Educators Corp.	20,300	186,557
Investment Technology Group, Inc. (a)	7,800	177,216
Phoenix Cos., Inc. (The)	59,042	193,067
Piper Jaffray Cos. (a)	5,550	220,668
Provident Financial Services, Inc.	20,150	308,295
Waddell & Reed Financial, Inc., Class A	25,040	387,118
Washington Federal, Inc.	11,350	169,796

		4,246,178

HEALTH CARE— 3.8%
AMERIGROUP Corp. (a)	9,100	268,632
CONMED Corp. (a)	6,800	162,792

Palomar Medical Technologies, Inc. (a)	10,100	116,453

		547,877

MATERIALS & PROCESSING— 10.4%
Avatar Holdings, Inc. (a) (b)	7,935	210,436
Cabot Microelectronics Corp. (a)	10,300	268,521
Exide Technologies (a)	63,100	333,799
Louisiana-Pacific Corp.	118,600	185,016
OMNOVA Solutions, Inc. (a)	51,200	33,280
Universal Forest Products, Inc.	16,950	456,124

		1,487,176

OTHER ENERGY— 4.5%
ATP Oil & Gas Corp. (a)	11,750	68,738
Forest Oil Corp. (a)	13,646	225,023
Holly Corp.	18,950	345,458

		639,219

PRODUCER DURABLES— 7.0%
Axcelis Technologies, Inc. (a)	101,415	51,722
Covanta Holding Corp. (a)	18,950	416,142
GrafTech International, Ltd. (a)	600	4,992
Smith (A.O.) Corp.	17,975	530,622

		1,003,478

TECHNOLOGY— 11.9%
Black Box Corp.	23,469	613,010
CSG Systems International, Inc. (a)	13,050	227,984
DealerTrack Holdings, Inc. (a) (b)	21,750	258,608
MicroStrategy, Inc., Class A (a)	8,953	332,425
Orbotech, Ltd. (a)	57,145	229,723
Trident Microsystems, Inc. (a)	21,000	39,690

		1,701,440

UTILITIES— 4.8%
ALLETE, Inc.	7,800	251,706
Cleco Corp.	18,800	429,204

		680,910

TOTAL COMMON STOCKS
(Cost $23,050,354)		14,655,525

INVESTMENT COMPANIES— 2.6%
Federated Treasury Obligations Fund, Institutional Shares (Cost $376,043)	376,043	376,043

	Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN— 6.1%
Pool of Various Securities for Security Loans (Cost $913,526)	$913,526	872,659

TOTAL INVESTMENTS
(Cost $24,339,923)—111.1%		15,904,227

NET OTHER ASSETS (LIABILITIES)—(11.1)%		(1,586,454)

NET ASSETS—100.0%		$14,317,773

*	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of December 31, 2008.

See accompanying notes to Schedule of Portfolio Investments.

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

A. Security Valuation: Investments of the Fund in securities the principal market for which is a securities exchange or an over-the counter market are valued at their latest available sales price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price), or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Securities the principal market for which is not a securities exchange are valued at their latest bid quotation in such principal market. Short-term securities are valued either at amortized cost or original cost plus interest, which approximates market value. Repurchase agreements are valued at original cost.

Securities for which market prices are not readily available are valued at fair value as determined by the Trust’s Pricing Committee in good faith pursuant to procedures established by and under the general supervision of the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued by the Pricing Committee include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. As of December 31, 2008, there were no securities fair valued by the pricing committee.

B. Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”): In September 2006, the FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of December 31, 2008 is as follows:

Fund Assets: Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
Sterling Capital Small Cap Value Fund	$14,655,525	$1,248,702	$—	$15,904,227

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

C. Security Loans: The Fund may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollar, cash or other form of collateral as may be agreed to between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). The Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of the cash as collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest, in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. Cash collateral received by a Fund at December 31, 2008 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) an unregistered investment pool managed by Mellon, which was invested in bank notes, certificates of deposit, commercial paper and time deposits. The non cash collateral received by the Fund was in the form of equity securities.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At December 31, 2008, the ICRF held investments in Lehman Brothers and White Pine Finance, LLC, both of which had defaulted in their obligations during the period. These defaults resulted in the value of the ICRF to be less than the amount of collateral owed back to the borrowing brokers.

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. Loans are subject to termination by the Funds or the borrower at any time. At December 31, 2008, the Fund had loans outstanding:

Value of Loaned Securities	Value of Collateral	Average Value on Loan for the period ended December 31, 2008
$892,933	$872,659	$2,075,937

D. Tax Disclosure: The Fund adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007 and FIN48 was applied to all open tax years (October 31, 2005, October 31, 2006, September 30, 2007). The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended December 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Fund did not incur any interest or penalties.

At December 31, 2008, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$23,426,397	$585,489	$(8,980,318)	$(8,394,829)

For additional information regarding the accounting policies of the Sterling Capital Small Cap Value Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	February 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	February 24, 2009

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer (principal financial officer)

Date	February 24, 2009

* Print the name and title of each signing officer under his or her signature.